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ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $6,703,234)
Angola (Rep of), 8.250%, 05/09/2028		825,000	$780,038	0.15
Angola (Rep of), 8.000%, 11/26/2029		1,271,000	1,178,166	0.22
Angola (Rep of), 8.750%, 04/14/2032		1,014,000	936,601	0.17
Angola (Rep of), 9.375%, 05/08/2048		3,038,000	2,704,002	0.50
Angola (Rep of), 9.125%, 11/26/2049		1,280,000	1,119,168	0.21
			6,717,975	1.25
Argentina (Cost $18,090,044)
Argentina (Rep of), 1.000%, 07/09/2029		1,587,840	540,939	0.10
Argentina (Rep of), (Step to 0.750% on 07/09/2023), 0.500%, 07/09/2030[2]		20,023,451	7,138,974	1.32
Argentina (Rep of), (Step to 3.625% on 07/09/2023), 1.500%, 07/09/2035[2]		12,597,271	3,871,348	0.72
Argentina (Rep of), (Step to 4.250% on 07/09/2023), 3.875%, 01/09/2038[2]		2,492,373	915,547	0.17
Argentina (Rep of), (Step to 4.875% on 07/09/2029), 3.500%, 07/09/2041[2]		4,543,926	1,545,975	0.29
YPF S.A., 9.000%, 02/12/2026		550,000	539,281	0.10
YPF S.A., 9.000%, 06/30/2029		2,500,000	2,155,600	0.40
			16,707,664	3.10
Azerbaijan (Cost $3,189,347)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		1,691,000	1,742,542	0.32
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		1,191,000	1,246,174	0.23
			2,988,716	0.55
Bahrain (Cost $3,024,031)
Bahrain (Rep of), 7.500%, 09/20/2047		1,548,000	1,437,163	0.27
Oil and Gas Holding (The) Co. BSCC, 7.625%, 11/07/2024		737,000	753,214	0.14
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		750,000	800,355	0.15
			2,990,732	0.56
Brazil (Cost $69,780,538)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		4,200,000	3,809,964	0.71
Brazil (Rep of), 4.250%, 01/07/2025		2,321,000	2,290,185	0.42
Brazil (Rep of), 2.875%, 06/06/2025		1,705,000	1,621,035	0.30
Brazil (Rep of), 6.000%, 04/07/2026		830,000	862,360	0.16
Brazil (Rep of), 4.625%, 01/13/2028		820,000	796,492	0.15
Brazil (Rep of), 8.250%, 01/20/2034		538,000	620,992	0.12
Brazil (Rep of), 5.000%, 01/27/2045		1,451,000	1,134,721	0.21
Brazil (Rep of), 5.625%, 02/21/2047		739,000	613,107	0.11
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2025[4]	BRL	62,101,000	9,705,350	1.80
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2025[4]	BRL	88,286,000	13,009,607	2.41
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	73,330,000	13,272,169	2.46
MC Brazil Downstream Trading S.A.R.L., 7.250%, 06/30/2031		1,289,946	1,125,202	0.21

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Oi S.A., 10.000%, 07/27/2025[5]		23,583,000	$2,370,092	0.44
			51,231,276	9.50
Chile (Cost $12,178,671)
Chile (Rep of), 2.750%, 01/31/2027		273,000	255,561	0.05
Chile (Rep of), 3.240%, 02/06/2028		493,000	467,216	0.09
Chile (Rep of), 2.550%, 07/27/2033		547,000	445,477	0.08
Chile (Rep of), 3.100%, 05/07/2041		1,928,000	1,456,356	0.27
Chile (Rep of), 3.500%, 01/25/2050		697,000	524,178	0.10
Chile (Rep of), 3.100%, 01/22/2061		1,327,000	873,392	0.16
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		1,209,000	1,219,149	0.23
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		390,000	366,635	0.07
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		368,000	322,551	0.06
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		779,000	677,682	0.12
Corp. Nacional del Cobre de Chile, 3.150%, 01/15/2051		446,000	326,089	0.06
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		1,281,000	1,155,782	0.21
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		530,000	499,700	0.09
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		1,217,000	955,966	0.18
Latam Airlines Group S.A., 13.375%, 10/15/2029		750,000	809,655	0.15
			10,355,389	1.92
China (Cost $83,047,258)
Agile Group Holdings Ltd., 5.500%, 04/21/2025		200,000	122,111	0.02
Central China Real Estate Ltd., 7.250%, 04/24/2023		1,035,000	464,346	0.09
Central China Real Estate Ltd., 7.650%, 08/27/2023		2,500,000	913,492	0.17
Central China Real Estate Ltd., 7.750%, 05/24/2024		3,100,000	1,006,949	0.19
Central China Real Estate Ltd., 7.250%, 08/13/2024		740,000	235,813	0.04
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021[6,7]		6,142,000	770,821	0.14
CFLD Cayman Investment Ltd., 6.900%, 01/13/2023[6,7]		5,000,000	592,688	0.11
China (Rep of), 2.750%, 02/17/2032	CNY	16,430,000	2,396,554	0.45
China (Rep of), 3.720%, 04/12/2051	CNY	7,150,000	1,135,030	0.21
China Evergrande Group, 8.250%, 03/23/2022[6,7]		2,055,000	211,842	0.04
China Evergrande Group, 11.500%, 01/22/2023[6,7]		2,800,000	287,808	0.05
China Evergrande Group, 7.500%, 06/28/2023[6]		10,500,000	1,076,185	0.20
China Evergrande Group, 10.500%, 04/11/2024[6]		2,300,000	236,900	0.05
China Evergrande Group, 8.750%, 06/28/2025[6]		2,745,000	282,735	0.05
China SCE Group Holdings Ltd., 7.375%, 04/09/2024		1,840,000	1,144,664	0.21
CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024[6]		380,000	119,844	0.02
CIFI Holdings Group Co. Ltd., 6.000%, 07/16/2025[6]		200,000	61,921	0.01
CIFI Holdings Group Co. Ltd., 5.950%, 10/20/2025[6]		1,171,000	362,465	0.07
CIFI Holdings Group Co. Ltd., 5.250%, 05/13/2026[6]		2,655,000	816,271	0.15
Country Garden Holdings Co. Ltd., 5.625%, 01/14/2030		1,965,000	1,251,715	0.23
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[6,7]		4,515,000	773,194	0.14
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[6,7]		5,635,000	957,097	0.18
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[6,7]		1,189,000	202,130	0.04

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[6,7]		2,175,000	$369,752	0.07
Kaisa Group Holdings Ltd., 11.250%, 04/09/2022[6,7]		1,260,000	228,720	0.04
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[6,7]		3,500,000	636,587	0.12
Kaisa Group Holdings Ltd., 11.950%, 10/22/2022[6,7]		1,300,000	237,250	0.05
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[6,7]		1,700,000	309,278	0.06
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[6]		2,500,000	451,000	0.08
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[6]		2,600,000	494,000	0.09
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[6]		2,000,000	380,000	0.07
Kaisa Group Holdings Ltd., 11.650%, 06/01/2026[6]		1,300,000	234,557	0.04
Scenery Journey Ltd., 11.500%, 10/24/2022[6,7]		3,140,000	206,895	0.04
Scenery Journey Ltd., 12.000%, 10/24/2023[6]		1,880,000	121,093	0.02
Scenery Journey Ltd., 13.750%, 11/06/2023[6]		500,000	35,004	0.01
Shimao Group Holdings Ltd., 4.750%, 07/03/2022[6,7]		200,000	46,246	0.01
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		710,000	694,111	0.13
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		980,000	878,552	0.16
Sinopec Group Overseas Development 2018 Ltd., 3.350%, 05/13/2050		431,000	324,948	0.06
Sunac China Holdings Ltd., 7.250%, 06/14/2022[6,7]		3,157,000	910,362	0.17
Sunac China Holdings Ltd., 7.950%, 08/08/2022[6,7]		3,200,000	924,165	0.17
Sunac China Holdings Ltd., 8.350%, 04/19/2023[6]		3,840,000	1,094,400	0.20
Sunac China Holdings Ltd., 7.950%, 10/11/2023[6]		3,900,000	1,114,616	0.21
Sunac China Holdings Ltd., 7.500%, 02/01/2024[6]		200,000	56,750	0.01
Sunac China Holdings Ltd., 5.950%, 04/26/2024[6]		1,375,000	402,187	0.08
Sunac China Holdings Ltd., 6.500%, 01/10/2025[6]		450,000	127,664	0.02
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[6,7]		1,000,000	156,930	0.03
Yuzhou Group Holdings Co. Ltd., 8.500%, 02/04/2023[6]		1,850,000	289,377	0.05
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023[6]		1,595,000	244,942	0.05
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[6]		3,962,000	611,678	0.11
Yuzhou Group Holdings Co. Ltd., 8.500%, 02/26/2024[6]		425,000	65,449	0.01
Yuzhou Group Holdings Co. Ltd., 7.700%, 02/20/2025[6]		1,080,000	166,090	0.03
Yuzhou Group Holdings Co. Ltd., 7.375%, 01/13/2026[6]		4,185,000	623,565	0.12
Yuzhou Group Holdings Co. Ltd., 7.850%, 08/12/2026[6]		1,330,000	205,735	0.04
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[6]		2,620,000	389,725	0.07
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[6,7]		1,110,000	94,868	0.02
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[6]		638,000	56,162	0.01
Zhenro Properties Group Ltd., 14.724%, 03/06/2023[6]		1,360,000	95,200	0.02
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[6]		1,236,000	107,216	0.02
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6]		3,016,000	263,235	0.05
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[6]		2,355,000	205,987	0.04
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[6]		3,200,000	279,645	0.05
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[6]		830,000	72,185	0.01
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[6]		2,000,000	174,746	0.03
			29,803,447	5.53

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Colombia (Cost $15,637,303)
Colombia (Rep of), 3.875%, 04/25/2027		1,383,000	$1,251,038	0.23
Colombia (Rep of), 7.375%, 09/18/2037		977,000	946,309	0.18
Colombia (Rep of), 5.625%, 02/26/2044		1,730,000	1,316,026	0.24
Colombia (Rep of), 5.000%, 06/15/2045		344,000	241,064	0.05
Colombia (Rep of), 4.125%, 05/15/2051		813,000	501,976	0.09
Colombian TES, 10.000%, 07/24/2024	COP	4,248,800,000	889,856	0.17
Colombian TES, 6.250%, 11/26/2025	COP	2,582,700,000	480,840	0.09
Colombian TES, 7.500%, 08/26/2026	COP	7,585,300,000	1,420,740	0.26
Colombian TES, 5.750%, 11/03/2027	COP	9,276,700,000	1,552,733	0.29
Colombian TES, 6.000%, 04/28/2028	COP	5,447,800,000	903,043	0.17
Colombian TES, 7.000%, 03/26/2031	COP	982,900,000	155,630	0.03
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	1,418,471	0.26
			11,077,726	2.06
Costa Rica (Cost $1,854,900)
Costa Rica (Rep of), 6.125%, 02/19/2031		841,000	825,862	0.16
Costa Rica (Rep of), 5.625%, 04/30/2043		910,000	764,400	0.14
Costa Rica (Rep of), 7.000%, 04/04/2044		230,000	223,100	0.04
			1,813,362	0.34
Croatia (Cost $2,166,309)
Croatia (Rep of), 6.000%, 01/26/2024		2,094,000	2,100,554	0.39
			2,100,554	0.39
Czech Republic (Cost $8,677,902)
Czech (Rep of), 2.500%, 08/25/2028	CZK	24,570,000	997,820	0.19
Czech (Rep of), 2.750%, 07/23/2029	CZK	72,900,000	2,956,872	0.55
Czech (Rep of), 0.050%, 11/29/2029	CZK	18,410,000	612,525	0.11
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,580,000	55,605	0.01
Czech (Rep of), 1.750%, 06/23/2032	CZK	14,820,000	531,925	0.10
Czech (Rep of), 2.000%, 10/13/2033	CZK	8,260,000	294,205	0.05
Czech (Rep of), 4.200%, 12/04/2036	CZK	6,350,000	277,814	0.05
New World Resources N.V., 8.000%, 04/07/2020[6,7,8]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,8]	EUR	669,526	—	—
			5,726,766	1.06
Dominican Republic (Cost $13,091,983)
Dominican (Rep of), 5.500%, 01/27/2025		714,000	711,373	0.13
Dominican (Rep of), 6.875%, 01/29/2026		1,431,000	1,472,461	0.27
Dominican (Rep of), 9.750%, 06/05/2026	DOP	29,950,000	500,046	0.09
Dominican (Rep of), 6.000%, 07/19/2028		710,000	696,000	0.13
Dominican (Rep of), 5.500%, 02/22/2029		483,000	454,343	0.09
Dominican (Rep of), 4.875%, 09/23/2032		2,914,000	2,480,652	0.46
Dominican (Rep of), 13.625%, 02/03/2033		15,000,000	15,000,000	2.78
Dominican (Rep of), 5.300%, 01/21/2041		1,173,000	938,799	0.18
Dominican (Rep of), 6.850%, 01/27/2045		363,000	330,628	0.06
Dominican (Rep of), 6.500%, 02/15/2048		367,000	316,505	0.06

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Dominican Republic (continued)
Dominican (Rep of), 6.400%, 06/05/2049		403,000	$342,677	0.06
Dominican (Rep of), 5.875%, 01/30/2060		3,870,000	2,972,633	0.55
			26,216,117	4.86
Ecuador (Cost $7,029,437)
Ecuador (Rep of), (Step to 3.500% on 07/31/2023), 2.500%, 07/31/2035[2,9]		8,348,921	4,062,802	0.76
Ecuador (Rep of), (Step to 2.500% on 07/31/2023), 1.500%, 07/31/2040[2]		3,514,828	1,475,205	0.27
			5,538,007	1.03
Egypt (Cost $11,398,566)
Egypt (Rep of), 6.588%, 02/21/2028		391,000	322,591	0.06
Egypt (Rep of), 7.600%, 03/01/2029		995,000	820,947	0.15
Egypt (Rep of), 5.875%, 02/16/2031		1,110,000	790,076	0.15
Egypt (Rep of), 7.625%, 05/29/2032		844,000	642,102	0.12
Egypt (Rep of), 8.500%, 01/31/2047		2,228,000	1,568,276	0.29
Egypt (Rep of), 7.903%, 02/21/2048		1,744,000	1,157,597	0.21
Egypt (Rep of), 8.700%, 03/01/2049		1,780,000	1,256,491	0.23
Egypt (Rep of), 8.875%, 05/29/2050		1,443,000	1,028,853	0.19
Egypt (Rep of), 8.750%, 09/30/2051		1,257,000	889,704	0.16
Egypt (Rep of), 8.150%, 11/20/2059		200,000	135,500	0.03
Egypt Treasury Bills, 17.069%, 04/11/2023[10]	EGP	18,550,000	592,350	0.11
Egypt Treasury Bills, 18.311%, 04/18/2023[10]	EGP	6,025,000	191,647	0.04
			9,396,134	1.74
Gabon (Cost $1,141,087)
Gabon (Rep of), 6.625%, 02/06/2031		1,534,000	1,287,333	0.24
			1,287,333	0.24
Ghana (Cost $8,329,103)
Ghana (Rep of), 7.625%, 05/16/2029[6]		400,000	147,512	0.03
Ghana (Rep of), 8.125%, 03/26/2032[6]		433,000	159,128	0.03
Ghana (Rep of), 8.625%, 04/07/2034[6]		1,441,000	529,568	0.10
Ghana (Rep of), 7.875%, 02/11/2035[6]		438,000	160,702	0.03
Ghana (Rep of), 8.875%, 05/07/2042[6]		1,740,000	626,400	0.12
Ghana (Rep of), 8.950%, 03/26/2051[6]		2,215,000	801,834	0.15
Ghana (Rep of), 8.750%, 03/11/2061[6]		226,000	81,437	0.01
Tullow Oil PLC, 7.000%, 03/01/2025		2,170,000	1,542,366	0.28
Tullow Oil PLC, 10.250%, 05/15/2026		1,697,000	1,463,662	0.27
			5,512,609	1.02
Guatemala (Cost $1,641,644)
Guatemala (Rep of), 5.375%, 04/24/2032		242,000	236,411	0.04
Guatemala (Rep of), 4.650%, 10/07/2041		408,000	339,216	0.06
Guatemala (Rep of), 6.125%, 06/01/2050		865,000	839,292	0.16
			1,414,919	0.26

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Hungary (Cost $5,408,702)
Hungary (Rep of), 5.375%, 03/25/2024		1,294,000	$1,297,590	0.24
Hungary (Rep of), 6.750%, 10/22/2028	HUF	216,810,000	550,606	0.10
Hungary (Rep of), 3.000%, 08/21/2030	HUF	443,460,000	885,579	0.17
Hungary (Rep of), 2.125%, 09/22/2031		764,000	590,419	0.11
Hungary (Rep of), 3.000%, 10/27/2038	HUF	248,590,000	399,146	0.07
Hungary (Rep of), 3.125%, 09/21/2051		630,000	395,348	0.07
			4,118,688	0.76
India (Cost $7,466,006)
Export-Import Bank of India, 3.375%, 08/05/2026		440,000	412,298	0.08
Export-Import Bank of India, 2.250%, 01/13/2031		789,000	637,906	0.12
Export-Import Bank of India, 5.500%, 01/18/2033[9]		851,000	868,154	0.16
Vedanta Resources Finance II PLC, 13.875%, 01/21/2024		1,630,000	1,457,888	0.27
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025		2,900,000	2,327,250	0.43
Vedanta Resources Ltd., 6.125%, 08/09/2024		900,000	680,625	0.12
			6,384,121	1.18
Indonesia (Cost $32,639,364)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	45,715,000,000	3,137,592	0.58
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	19,857,000,000	1,360,781	0.25
Indonesia (Rep of), 4.150%, 09/20/2027		420,000	415,606	0.08
Indonesia (Rep of), 4.550%, 01/11/2028		1,117,000	1,116,532	0.21
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	6,882,000,000	460,410	0.09
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	11,300,000,000	848,435	0.16
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	23,273,000,000	1,684,978	0.31
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	7,151,000,000	488,299	0.09
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	12,825,000,000	909,314	0.17
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	16,566,000,000	1,251,162	0.23
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	12,504,000,000	933,978	0.17
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	10,880,000,000	764,426	0.14
Indonesia (Rep of), 8.500%, 10/12/2035		624,000	814,800	0.15
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	10,391,000,000	774,107	0.14
Indonesia (Rep of), 6.625%, 02/17/2037		751,000	868,998	0.16
Indonesia (Rep of), 7.750%, 01/17/2038		971,000	1,209,600	0.23
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	599,130	0.11
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	12,332,000,000	935,255	0.17
Indonesia (Rep of), 5.250%, 01/17/2042		833,000	847,988	0.16
Indonesia (Rep of), 5.950%, 01/08/2046		1,066,000	1,167,540	0.22
Indonesia (Rep of), 5.250%, 01/08/2047		546,000	551,106	0.10
Indonesia (Rep of), 4.750%, 07/18/2047		750,000	718,503	0.13
Indonesia (Rep of), 4.200%, 10/15/2050		976,000	844,406	0.16
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025		576,000	571,129	0.11
Indonesia Asahan Aluminium Persero PT, 5.450%, 05/15/2030		1,099,000	1,093,845	0.20
Indonesia Asahan Aluminium Persero PT, 5.800%, 05/15/2050		200,000	181,509	0.03
Pertamina Persero PT, 6.000%, 05/03/2042		329,000	327,420	0.06
Pertamina Persero PT, 6.450%, 05/30/2044		631,000	656,373	0.12

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Pertamina Persero PT, 6.500%, 11/07/2048		367,000	$379,926	0.07
Pertamina Persero PT, 4.175%, 01/21/2050		622,000	494,612	0.09
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		217,000	216,359	0.04
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		1,129,000	1,133,011	0.21
Perusahaan Penerbit SBSN Indonesia III, 4.700%, 06/06/2032		453,000	453,680	0.08
Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050		298,000	240,586	0.05
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 10/24/2042		620,000	551,598	0.10
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		588,000	510,330	0.10
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		1,472,000	1,429,422	0.27
			30,942,746	5.74
Ivory Coast (Cost $4,167,698)
Ivory Coast (Rep of), 5.875%, 10/17/2031	EUR	1,139,000	1,040,142	0.19
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	1,047,000	890,905	0.17
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	999,000	829,000	0.15
Ivory Coast (Rep of), 6.625%, 03/22/2048	EUR	965,000	756,286	0.14
			3,516,333	0.65
Jamaica (Cost $1,369,658)
Digicel Group Holdings Ltd., 7.000%, 02/16/2023[5]		182,108	14,569	—
Jamaica (Rep of), 7.875%, 07/28/2045		950,000	1,110,670	0.21
			1,125,239	0.21
Kazakhstan (Cost $4,724,833)
Kazakhstan (Rep of), 6.500%, 07/21/2045		1,217,000	1,289,694	0.24
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		1,385,000	1,277,391	0.24
KazMunayGas National Co. JSC, 3.500%, 04/14/2033		291,000	220,446	0.04
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		838,000	716,490	0.13
			3,504,021	0.65
Lebanon (Cost $12,091,493)
Lebanon (Rep of), 6.375%, 03/09/2020[6,7]		1,855,000	119,184	0.02
Lebanon (Rep of), 5.800%, 04/14/2020[6,7]		1,719,000	110,446	0.02
Lebanon (Rep of), 6.150%, 06/19/2020[6,7]		3,148,000	199,898	0.04
Lebanon (Rep of), 8.250%, 04/12/2021[6,7]		1,610,000	103,442	0.02
Lebanon (Rep of), 6.100%, 10/04/2022[6,7]		4,808,000	308,914	0.06
Lebanon (Rep of), 6.000%, 01/27/2023[6,7]		1,000	65	—
Lebanon (Rep of), 6.600%, 11/27/2026[6]		1,089,000	68,063	0.01
Lebanon (Rep of), 6.850%, 03/23/2027[6]		2,314,000	144,625	0.03
Lebanon (Rep of), 7.000%, 03/23/2032[6]		1,395,000	87,187	0.02
Lebanon (Rep of), 7.050%, 11/02/2035[6]		244,000	15,372	—
Lebanon (Rep of), 7.250%, 03/23/2037[6]		867,000	55,467	0.01
			1,212,663	0.23

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (Cost $25,824,279)
Malaysia (Rep of), 3.478%, 06/14/2024	MYR	54,561,000	$12,847,981	2.38
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	4,435,000	1,085,828	0.20
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	565,000	138,680	0.03
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	599,312	0.11
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	4,569,000	1,051,424	0.20
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	2,342,000	545,887	0.10
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	2,888,000	688,791	0.13
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	1,707,000	438,900	0.08
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	2,004,000	445,708	0.08
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	747,000	192,519	0.04
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	1,743,000	447,689	0.08
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	2,911,000	652,495	0.12
Malaysia Government Investment Issue, 4.193%, 10/07/2032	MYR	329,000	78,804	0.02
Petronas Capital Ltd., 2.480%, 01/28/2032		1,150,000	972,841	0.18
Petronas Capital Ltd., 4.550%, 04/21/2050		1,844,000	1,724,430	0.32
Petronas Capital Ltd., 4.800%, 04/21/2060		918,000	881,696	0.16
Petronas Capital Ltd., 3.404%, 04/28/2061		1,543,000	1,125,818	0.21
			23,918,803	4.44
Mexico (Cost $48,384,528)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3]		200,000	205,532	0.04
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,184,583	0.22
Comision Federal de Electricidad, 3.875%, 07/26/2033[9]		536,000	423,513	0.08
Mexican Bonos, 10.000%, 12/05/2024	MXN	54,050,000	2,876,888	0.53
Mexican Bonos, 5.750%, 03/05/2026	MXN	93,590,000	4,501,097	0.83
Mexican Bonos, 5.500%, 03/04/2027	MXN	125,790,000	5,880,777	1.09
Mexican Bonos, 7.750%, 05/29/2031	MXN	42,490,000	2,133,153	0.40
Mexican Bonos, 7.750%, 11/23/2034	MXN	32,200,000	1,593,712	0.30
Mexican Bonos, 10.000%, 11/20/2036	MXN	37,020,000	2,176,986	0.40
Mexican Bonos, 8.500%, 11/18/2038	MXN	30,270,000	1,572,166	0.29
Mexico (Rep of), 5.400%, 02/09/2028		412,000	423,011	0.08
Mexico (Rep of), 2.659%, 05/24/2031		892,000	747,688	0.14
Mexico (Rep of), 4.875%, 05/19/2033		911,000	874,584	0.16
Mexico (Rep of), 6.050%, 01/11/2040		582,000	592,036	0.11
Mexico (Rep of), 4.280%, 08/14/2041		658,000	539,473	0.10
Mexico (Rep of), 4.750%, 03/08/2044		450,000	385,115	0.07
Mexico (Rep of), 5.550%, 01/21/2045		774,000	733,086	0.14
Mexico (Rep of), 3.771%, 05/24/2061		2,086,000	1,418,960	0.26
Mexico (Rep of), 3.750%, 04/19/2071		3,044,000	2,039,867	0.38
Mexico (Rep of), 5.750%, 10/12/2110		988,000	891,739	0.17
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	44,460,000	2,168,696	0.40
Petroleos Mexicanos, 6.750%, 09/21/2047		4,015,000	2,785,648	0.52
Petroleos Mexicanos, 6.350%, 02/12/2048		1,400,000	920,360	0.17
Petroleos Mexicanos, 7.690%, 01/23/2050		5,221,000	3,898,005	0.72

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, 6.950%, 01/28/2060		5,575,000	$3,846,108	0.71
			44,812,783	8.31
Mongolia (Cost $747,031)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		470,000	453,376	0.09
Mongolia (Rep of), 8.650%, 01/19/2028[9]		276,000	287,730	0.05
			741,106	0.14
Morocco (Cost $2,217,918)
Morocco (Rep of), 2.375%, 12/15/2027		723,000	637,744	0.12
Morocco (Rep of), 3.000%, 12/15/2032		774,000	618,233	0.11
Morocco (Rep of), 5.500%, 12/11/2042		533,000	460,043	0.09
Morocco (Rep of), 4.000%, 12/15/2050		410,000	281,449	0.05
			1,997,469	0.37
Nigeria (Cost $5,076,524)
Nigeria (Rep of), 6.500%, 11/28/2027		536,000	439,520	0.08
Nigeria (Rep of), 8.375%, 03/24/2029		886,000	736,610	0.14
Nigeria (Rep of), 7.375%, 09/28/2033[9]		1,179,000	840,037	0.15
Nigeria (Rep of), 7.696%, 02/23/2038		1,163,000	805,377	0.15
Nigeria (Rep of), 7.625%, 11/28/2047		780,000	505,206	0.09
Nigeria (Rep of), 9.248%, 01/21/2049		480,000	362,400	0.07
Nigeria (Rep of), 8.250%, 09/28/2051[9]		217,000	145,807	0.03
			3,834,957	0.71
Oman (Cost $9,941,166)
Oman (Rep of), 4.750%, 06/15/2026		1,644,000	1,612,156	0.30
Oman (Rep of), 6.750%, 10/28/2027		1,845,000	1,955,611	0.36
Oman (Rep of), 6.000%, 08/01/2029		1,711,000	1,751,516	0.32
Oman (Rep of), 6.250%, 01/25/2031		430,000	445,016	0.08
Oman (Rep of), 6.500%, 03/08/2047		1,786,000	1,705,630	0.32
Oman (Rep of), 6.750%, 01/17/2048		1,674,000	1,649,342	0.31
Oman (Rep of), 7.000%, 01/25/2051		830,000	839,877	0.16
			9,959,148	1.85
Pakistan (Cost $8,265,537)
Pakistan (Rep of), 8.250%, 04/15/2024		1,691,000	960,387	0.18
Pakistan (Rep of), 8.250%, 09/30/2025		794,000	412,089	0.08
Pakistan (Rep of), 6.875%, 12/05/2027		1,467,000	616,140	0.11
Pakistan (Rep of), 7.375%, 04/08/2031		2,662,000	1,106,860	0.21
Pakistan (Rep of), 8.875%, 04/08/2051		2,619,000	1,065,671	0.20
Pakistan Water & Power Development Authority, 7.500%, 06/04/2031		761,000	243,474	0.04
			4,404,621	0.82
Panama (Cost $6,113,250)
Panama (Rep of), 7.125%, 01/29/2026		309,000	327,269	0.06
Panama (Rep of), 8.875%, 09/30/2027		617,000	716,522	0.13

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Panama (continued)
Panama (Rep of), 3.875%, 03/17/2028		266,000	$253,679	0.05
Panama (Rep of), 9.375%, 04/01/2029		870,000	1,048,595	0.20
Panama (Rep of), 6.700%, 01/26/2036		1,319,000	1,423,868	0.26
Panama (Rep of), 4.500%, 05/15/2047		460,000	367,241	0.07
Panama (Rep of), 4.300%, 04/29/2053		1,281,000	966,467	0.18
			5,103,641	0.95
Paraguay (Cost $1,187,985)
Paraguay (Rep of), 4.700%, 03/27/2027		446,000	439,703	0.08
Paraguay (Rep of), 5.400%, 03/30/2050		690,000	614,884	0.12
			1,054,587	0.20
Peru (Cost $15,757,030)
Peru (Rep of), 7.350%, 07/21/2025		1,370,000	1,441,737	0.27
Peru (Rep of), 5.940%, 02/12/2029	PEN	5,105,000	1,206,520	0.23
Peru (Rep of), 6.950%, 08/12/2031	PEN	4,476,000	1,090,908	0.20
Peru (Rep of), 8.750%, 11/21/2033		2,256,000	2,800,829	0.52
Peru (Rep of), 5.400%, 08/12/2034	PEN	6,591,000	1,367,120	0.25
Peru (Rep of), 3.300%, 03/11/2041		344,000	258,671	0.05
Peru (Rep of), 5.625%, 11/18/2050		1,318,000	1,335,924	0.25
Peru (Rep of), 2.780%, 12/01/2060		1,506,000	908,854	0.17
Peru (Rep of), 3.230%, 07/28/2121		635,000	381,693	0.07
Petroleos del Peru S.A., 5.625%, 06/19/2047		2,939,000	1,960,725	0.36
			12,752,981	2.37
Philippines (Cost $9,307,803)
Philippines (Rep of), 10.625%, 03/16/2025		743,000	833,923	0.15
Philippines (Rep of), 9.500%, 02/02/2030		1,420,000	1,821,364	0.34
Philippines (Rep of), 7.750%, 01/14/2031		1,103,000	1,324,894	0.25
Philippines (Rep of), 5.000%, 07/17/2033		274,000	278,409	0.05
Philippines (Rep of), 6.375%, 10/23/2034		1,091,000	1,238,285	0.23
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	200,286	0.04
Philippines (Rep of), 3.950%, 01/20/2040		2,087,000	1,826,511	0.34
Philippines (Rep of), 2.950%, 05/05/2045		784,000	574,352	0.11
Philippines (Rep of), 4.200%, 03/29/2047		216,000	189,574	0.03
			8,287,598	1.54
Poland (Cost $9,988,525)
Poland (Rep of), 2.500%, 04/25/2024	PLN	28,186,000	6,244,217	1.16
Poland (Rep of), 2.500%, 07/25/2026	PLN	1,468,000	301,740	0.05
Poland (Rep of), 0.250%, 10/25/2026	PLN	1,469,000	275,473	0.05
Poland (Rep of), 3.750%, 05/25/2027	PLN	10,121,000	2,141,632	0.40
Poland (Rep of), 2.500%, 07/25/2027	PLN	1,529,000	306,104	0.06
Poland (Rep of), 5.500%, 11/16/2027		907,000	939,725	0.17
			10,208,891	1.89

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Qatar (Cost $9,102,612)
Qatar (Rep of), 3.250%, 06/02/2026		2,037,000	$1,980,713	0.37
Qatar (Rep of), 4.817%, 03/14/2049		2,802,000	2,794,995	0.52
Qatar (Rep of), 4.400%, 04/16/2050		530,000	500,389	0.09
Qatar Energy, 3.125%, 07/12/2041		3,069,000	2,428,776	0.45
			7,704,873	1.43
Romania (Cost $8,590,506)
Romania (Rep of), 3.000%, 02/27/2027		494,000	447,085	0.08
Romania (Rep of), 5.800%, 07/26/2027	RON	9,470,000	1,969,019	0.37
Romania (Rep of), 4.150%, 10/24/2030	RON	6,155,000	1,101,342	0.21
Romania (Rep of), 3.000%, 02/14/2031		354,000	291,013	0.05
Romania (Rep of), 3.625%, 03/27/2032		816,000	685,823	0.13
Romania (Rep of), 6.125%, 01/22/2044		302,000	287,966	0.05
Romania (Rep of), 4.000%, 02/14/2051		2,778,000	1,943,605	0.36
			6,725,853	1.25
Russian Federation (Cost $208,329)
Russian Federal Bond - OFZ, 7.250%, 05/10/2034[6,11]	RUB	13,248,000	9,434	—
			9,434	—
Saudi Arabia (Cost $13,910,913)
Gaci First Investment Co., 5.000%, 10/13/2027		710,000	721,538	0.13
Gaci First Investment Co., 5.250%, 10/13/2032		1,417,000	1,463,052	0.27
Saudi (Rep of), 4.750%, 01/18/2028[9]		1,432,000	1,450,330	0.27
Saudi (Rep of), 5.500%, 10/25/2032[9]		895,000	958,814	0.18
Saudi (Rep of), 4.625%, 10/04/2047		808,000	732,678	0.13
Saudi (Rep of), 5.000%, 04/17/2049		1,903,000	1,817,365	0.34
Saudi (Rep of), 5.250%, 01/16/2050		1,901,000	1,880,887	0.35
Saudi (Rep of), 3.750%, 01/21/2055		1,657,000	1,311,383	0.24
Saudi (Rep of), 4.500%, 04/22/2060		1,128,000	1,009,966	0.19
Saudi (Rep of), 3.450%, 02/02/2061		1,264,000	913,847	0.17
			12,259,860	2.27
South Africa (Cost $25,723,547)
South Africa (Rep of), 4.300%, 10/12/2028		3,230,000	2,937,685	0.55
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	65,701,170	3,459,506	0.64
South Africa (Rep of), 5.875%, 06/22/2030		557,000	532,040	0.10
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	73,679,059	3,720,369	0.69
South Africa (Rep of), 5.875%, 04/20/2032		1,709,000	1,585,098	0.29
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	54,822,225	2,721,577	0.50
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	62,472,240	2,913,576	0.54
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	24,527,240	1,162,225	0.22
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,000	136	—
South Africa (Rep of), 5.000%, 10/12/2046		467,000	339,219	0.06
South Africa (Rep of), 5.650%, 09/27/2047		1,388,000	1,058,530	0.20
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	7,000	316	—

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
South Africa (Rep of), 5.750%, 09/30/2049		1,678,000	$1,277,596	0.24
			21,707,873	4.03
Sri Lanka (Cost $2,242,659)
Sri Lanka (Rep of), 6.750%, 04/18/2028[6]		470,000	159,165	0.03
Sri Lanka (Rep of), 7.850%, 03/14/2029[6]		1,728,000	585,278	0.11
Sri Lanka (Rep of), 7.550%, 03/28/2030[6]		1,278,000	432,849	0.08
			1,177,292	0.22
Thailand (Cost $8,329,507)
Thailand (Rep of), 2.350%, 06/17/2026	THB	88,425,000	2,720,828	0.50
Thailand (Rep of), 2.650%, 06/17/2028	THB	23,434,000	728,720	0.14
Thailand (Rep of), 2.000%, 12/17/2031	THB	24,345,000	711,478	0.13
Thailand (Rep of), 1.585%, 12/17/2035	THB	19,716,000	521,140	0.10
Thailand (Rep of), 3.400%, 06/17/2036	THB	17,483,000	566,329	0.10
Thailand (Rep of), 3.300%, 06/17/2038	THB	27,502,000	866,562	0.16
Thailand (Rep of), 2.000%, 06/17/2042	THB	44,923,000	1,156,436	0.21
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	139,174	0.03
Thailand (Rep of), 3.600%, 06/17/2067	THB	18,378,000	515,937	0.10
			7,926,604	1.47
Turkey (Cost $5,687,822)
Turkey (Rep of), 3.250%, 03/23/2023		690,000	688,772	0.13
Turkey (Rep of), 6.000%, 01/14/2041		465,000	333,582	0.06
Turkey (Rep of), 4.875%, 04/16/2043		1,975,000	1,241,272	0.23
Turkey (Rep of), 5.750%, 05/11/2047		4,320,000	2,882,537	0.53
			5,146,163	0.95
Ukraine (Cost $2,922,443)
Ukraine (Rep of), 6.876%, 05/21/2029[6]		1,468,000	291,583	0.06
Ukraine (Rep of), 9.750%, 11/01/2030[6]		1,055,000	227,648	0.04
Ukraine (Rep of), 7.375%, 09/25/2034[6]		621,000	122,794	0.02
Ukraine (Rep of), 7.253%, 03/15/2035[6]		1,183,000	235,417	0.04
			877,442	0.16
United Arab Emirates (Cost $5,148,305)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		1,636,000	1,233,642	0.23
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050		1,881,000	1,613,251	0.30
DP World Crescent Ltd., 3.875%, 07/18/2029		641,000	615,397	0.11
DP World Crescent Ltd., 3.750%, 01/30/2030		604,000	570,498	0.11
			4,032,788	0.75
Uruguay (Cost $12,804,515)
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	15,190,000	363,841	0.07
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	8,870,757	577,760	0.11
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	63,603,828	1,476,579	0.27
Uruguay (Rep of), 7.875%, 01/15/2033		1,437,380	1,802,891	0.33
Uruguay (Rep of), 5.750%, 10/28/2034		1,005,000	1,111,718	0.21

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uruguay (continued)
Uruguay (Rep of), 7.625%, 03/21/2036		1,013,660	$1,293,403	0.24
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	38,736,000	1,264,896	0.23
Uruguay (Rep of), 4.125%, 11/20/2045		840,665	788,843	0.15
Uruguay (Rep of), 5.100%, 06/18/2050		974,264	982,955	0.18
Uruguay (Rep of), 4.975%, 04/20/2055		1,833,300	1,814,600	0.34
Uruguay Monetary Regulation Bill, 0.000%, 10/26/2023[4]	UYU	20,634,000	489,610	0.09
			11,967,096	2.22
Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		28,100,000	6,041,500	1.12
Petroleos de Venezuela S.A., 9.000%, 11/17/2021[6,7]		3,789,076	170,508	0.03
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[6,7]		1,695,000	80,513	0.02
Petroleos de Venezuela S.A., 5.375%, 04/12/2027[6]		1,590,000	71,550	0.01
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		5,253,147	236,392	0.05
Venezuela (Rep of), 7.750%, 10/13/2019[6,7]		1,638,000	98,280	0.02
Venezuela (Rep of), 12.750%, 08/23/2022[6,7]		3,246,000	284,025	0.05
Venezuela (Rep of), 9.000%, 05/07/2023[6]		1,407,000	123,112	0.02
Venezuela (Rep of), 8.250%, 10/13/2024[6]		3,213,200	281,155	0.05
Venezuela (Rep of), 11.750%, 10/21/2026[6]		12,976,000	1,188,453	0.22
Venezuela (Rep of), 9.250%, 09/15/2027[6]		3,647,000	349,789	0.07
Venezuela (Rep of), 9.250%, 05/07/2028[6]		2,317,000	214,239	0.04
Venezuela (Rep of), 11.950%, 08/05/2031[6]		21,478,800	2,060,063	0.38
			11,199,579	2.08
Vietnam (Cost $1,257,322)
Vietnam (Rep of), 4.800%, 11/19/2024		1,241,000	1,222,385	0.23
			1,222,385	0.23
Zambia (Cost $1,220,967)
Zambia (Rep of), 8.970%, 07/30/2027[6]		1,760,000	873,949	0.16
			873,949	0.16
Total Debt Securities (Cost $624,790,160)			461,590,313	85.64
Total Investments (Total Cost $624,790,160)			461,590,313	85.64
Other Assets Less Liabilities			77,410,787	14.36
Net Assets			$539,001,100	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of January 31, 2023 is disclosed.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Zero coupon bond.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[10]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[11]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2023, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2023	HSBC Bank	Brazilian Real	32,853,221	United States Dollar	6,309,434	$162,450
02/02/2023	JP Morgan	Brazilian Real	4,180,000	United States Dollar	780,025	43,409
02/02/2023	Morgan Stanley	United States Dollar	580,002	Egyptian Pound	17,371,065	4,420
02/10/2023	UBS	Chinese Offshore Yuan	16,216,411	United States Dollar	2,400,815	1,220
02/10/2023	HSBC Bank	Indonesian Rupiah	80,155,613,234	United States Dollar	5,311,837	33,020
02/10/2023	BNP Paribas	Korean Won	16,827,859,626	United States Dollar	13,305,391	354,911
02/10/2023	BNP Paribas	Singapore Dollar	325,000	United States Dollar	237,189	10,234
02/10/2023	Citibank	Singapore Dollar	4,641,146	United States Dollar	3,304,192	229,121
02/10/2023	Standard Chartered	Singapore Dollar	365,852	United States Dollar	275,000	3,524
02/10/2023	State Street	Singapore Dollar	378,196	United States Dollar	270,000	17,921
02/10/2023	Citibank	United States Dollar	8,250,897	Indian Rupee	674,661,000	15,306
02/10/2023	Morgan Stanley	United States Dollar	13,711,836	Korean Won	16,875,156,109	13,141
02/16/2023	BNP Paribas	Thai Baht	55,879,000	United States Dollar	1,626,484	68,954
02/16/2023	Deutsche Bank	Thai Baht	123,218,750	United States Dollar	3,490,547	248,060
02/16/2023	HSBC Bank	Thai Baht	50,875,000	United States Dollar	1,469,505	74,105
02/28/2023	Deutsche Bank	Thai Baht	65,443,000	United States Dollar	1,902,275	85,671
02/28/2023	HSBC Bank	Thai Baht	15,596,860	United States Dollar	443,089	30,693
02/28/2023	Merrill Lynch	Thai Baht	22,129,000	United States Dollar	628,308	43,899
02/28/2023	JP Morgan	Turkish Lira	15,067,048	United States Dollar	780,800	10,336
02/28/2023	Morgan Stanley	Turkish Lira	7,277,069	United States Dollar	381,640	462
03/02/2023	Citibank	Brazilian Real	8,199,141	United States Dollar	1,600,860	6,247
03/09/2023	Merrill Lynch	Turkish Lira	65,798,612	United States Dollar	3,321,485	115,265
03/10/2023	BNP Paribas	Singapore Dollar	4,333,000	United States Dollar	3,164,217	136,375
03/10/2023	Citibank	Taiwan Dollar	254,720,128	United States Dollar	8,447,028	73,801
03/10/2023	HSBC Bank	Taiwan Dollar	12,834,065	United States Dollar	425,000	4,322
03/15/2023	Citibank	Thai Baht	210,154,000	United States Dollar	6,086,016	307,752
03/15/2023	HSBC Bank	Thai Baht	69,171,257	United States Dollar	2,024,268	80,212
03/15/2023	Standard Chartered	Thai Baht	6,916,658	United States Dollar	210,071	363
03/15/2023	UBS	Thai Baht	97,778,000	United States Dollar	2,835,746	139,071
04/12/2023	HSBC Bank	Indian Rupee	199,020,800	United States Dollar	2,420,000	356
04/12/2023	BNP Paribas	Singapore Dollar	4,659,000	United States Dollar	3,488,364	63,177
04/28/2023	Barclays	Chilean Peso	527,980,883	United States Dollar	638,005	16,523
04/28/2023	Citibank	Chilean Peso	1,023,738,787	United States Dollar	1,249,224	19,886

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/28/2023	Merrill Lynch	Chilean Peso	1,774,867,275	United States Dollar	2,138,394	$61,875
04/28/2023	Morgan Stanley	Chilean Peso	456,357,614	United States Dollar	544,209	21,529
04/28/2023	Standard Chartered	Chilean Peso	224,906,280	United States Dollar	270,887	7,924
04/28/2023	BNP Paribas	Chinese Offshore Yuan	123,745,099	United States Dollar	18,359,507	58,868
04/28/2023	Standard Chartered	Chinese Offshore Yuan	4,953,929	United States Dollar	736,990	359
04/28/2023	BNP Paribas	Czech Koruna	151,557,859	United States Dollar	6,892,126	3,594
04/28/2023	Standard Chartered	Czech Koruna	12,396,680	United States Dollar	563,200	836
04/28/2023	BNP Paribas	Hungarian Forint	2,092,100,584	United States Dollar	5,585,767	76,151
04/28/2023	HSBC Bank	Malaysian Ringgit	2,207,286	United States Dollar	516,759	3,331
04/28/2023	Merrill Lynch	Mexican Peso	32,469,959	United States Dollar	1,687,409	9,979
04/28/2023	Barclays	Peruvian Nuevo Sol	1,456,825	United States Dollar	374,320	2,039
04/28/2023	Merrill Lynch	Polish Zloty	7,993,863	United States Dollar	1,831,590	1,853
04/28/2023	Deutsche Bank	United States Dollar	72,095	Malaysian Ringgit	304,638	315
04/28/2023	State Street	United States Dollar	707,277	Mexican Peso	13,482,219	2,485
04/28/2023	HSBC Bank	United States Dollar	319,908	Polish Zloty	1,392,264	584
04/28/2023	Morgan Stanley	United States Dollar	466,231	South African Rand	8,141,173	1,702
04/28/2023	Standard Chartered	United States Dollar	660,000	South African Rand	11,426,250	8,027
05/09/2023	BNP Paribas	Singapore Dollar	3,946,425	United States Dollar	3,010,240	266
05/09/2023	HSBC Bank	Singapore Dollar	249,043	United States Dollar	189,920	61
Subtotal Appreciation						2,675,985
02/02/2023	Citibank	Egyptian Pound	17,371,065	United States Dollar	609,511	(33,929)
02/02/2023	BNP Paribas	United States Dollar	825,000	Brazilian Real	4,348,039	(31,537)
02/02/2023	HSBC Bank	United States Dollar	6,102,650	Brazilian Real	32,685,182	(336,131)
02/10/2023	Citibank	Indian Rupee	674,661,000	United States Dollar	8,288,422	(52,831)
02/10/2023	Merrill Lynch	Korean Won	1,049,513,433	United States Dollar	854,590	(2,630)
02/10/2023	Standard Chartered	United States Dollar	2,275,170	Chinese Offshore Yuan	16,216,411	(126,865)
02/10/2023	Barclays	United States Dollar	1,492,443	Indonesian Rupiah	23,388,067,690	(67,097)
02/10/2023	Merrill Lynch	United States Dollar	805,000	Korean Won	1,002,216,950	(8,567)
02/10/2023	BNP Paribas	United States Dollar	3,004,053	Singapore Dollar	3,946,425	(366)
02/10/2023	State Street	United States Dollar	1,290,550	Singapore Dollar	1,763,770	(52,211)
02/15/2023	HSBC Bank	Egyptian Pound	17,108,800	United States Dollar	594,056	(34,081)
02/16/2023	HSBC Bank	Thai Baht	4,215,801	United States Dollar	129,141	(1,228)
02/16/2023	UBS	Thai Baht	29,574,353	United States Dollar	902,860	(5,538)
02/28/2023	Morgan Stanley	Indonesian Rupiah	5,610,753,400	United States Dollar	374,150	(317)
02/28/2023	HSBC Bank	United States Dollar	345,000	Turkish Lira	6,637,315	(3,510)
02/28/2023	JP Morgan	United States Dollar	2,381,403	Turkish Lira	46,348,061	(52,227)
03/01/2023	Deutsche Bank	United States Dollar	3,506,428	Euro	3,229,783	(10,990)
03/02/2023	Deutsche Bank	United States Dollar	2,525,000	Brazilian Real	13,017,638	(26,577)
03/02/2023	HSBC Bank	United States Dollar	6,280,486	Brazilian Real	32,853,221	(159,050)
03/02/2023	JP Morgan	United States Dollar	1,258,188	Brazilian Real	6,441,925	(4,488)
03/10/2023	BNP Paribas	Indian Rupee	480,875,000	United States Dollar	5,898,136	(31,873)
03/10/2023	Standard Chartered	Taiwan Dollar	19,197,360	United States Dollar	643,958	(1,773)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/10/2023	UBS	United States Dollar	578,300	Taiwan Dollar	17,455,967	$(5,632)
04/06/2023	Morgan Stanley	Egyptian Pound	17,371,065	United States Dollar	561,172	(6,497)
04/12/2023	Barclays	Indian Rupee	130,897,009	United States Dollar	1,595,845	(3,965)
04/28/2023	JP Morgan	Colombian Peso	5,850,000,000	United States Dollar	1,265,891	(34,209)
04/28/2023	Merrill Lynch	Hungarian Forint	238,014,769	United States Dollar	646,870	(2,723)
04/28/2023	Morgan Stanley	Israeli Shekel	5,776,886	United States Dollar	1,712,459	(32,174)
04/28/2023	HSBC Bank	Mexican Peso	14,886,125	United States Dollar	779,180	(998)
04/28/2023	Merrill Lynch	Mexican Peso	20,365,158	United States Dollar	1,067,900	(3,299)
04/28/2023	HSBC Bank	Philippine Peso	133,278,329	United States Dollar	2,437,513	(6,693)
04/28/2023	Merrill Lynch	Polish Zloty	23,310,053	United States Dollar	5,347,748	(1,440)
04/28/2023	Morgan Stanley	Polish Zloty	2,979,107	United States Dollar	684,370	(1,093)
04/28/2023	Barclays	Romanian Leu	1,418,627	United States Dollar	313,070	(1,081)
04/28/2023	Citibank	Romanian Leu	16,632,417	United States Dollar	3,692,072	(34,214)
04/28/2023	BNP Paribas	South African Rand	12,289,326	United States Dollar	703,740	(2,520)
04/28/2023	Morgan Stanley	South African Rand	12,703,811	United States Dollar	733,790	(8,920)
04/28/2023	UBS	United States Dollar	2,412,139	Chinese Offshore Yuan	16,216,411	(1,532)
04/28/2023	Morgan Stanley	United States Dollar	2,255,911	Colombian Peso	10,780,547,216	(13,869)
05/10/2023	Citibank	Indian Rupee	674,661,000	United States Dollar	8,193,082	(3,424)
05/10/2023	Morgan Stanley	Korean Won	17,556,867,690	United States Dollar	14,313,489	(21,742)
01/16/2024	Morgan Stanley	Egyptian Pound	4,276,628	United States Dollar	127,356	(3,228)
Subtotal Depreciation						(1,233,069)
Total						$1,442,916
At January 31, 2023, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.580% (Receive Quarterly)	CNY	39,814,000	3/18/2025	$11,020	$4,832	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.325% (Receive Quarterly)	CNY	28,220,000	9/16/2025	(28,908)	4,043	Deutsche Bank
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	19,040,000	9/16/2025	(3,865)	2,747	Merrill Lynch
					$(21,753)	$11,622
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$66,193,972	$—	$66,193,972
Corporate Convertible Bonds	—	205,532	—	205,532
Financial Certificates	—	3,308,335	—	3,308,335
Government Agencies	—	33,990,309	—	33,990,309
Government Bonds	—	354,766,468	9,434	354,775,902
Index Linked Government Bonds	—	1,842,656	—	1,842,656
Short Term Bills and Notes	—	1,273,607	—	1,273,607
Total Debt Securities	—	461,580,879	9,434	461,590,313
Total Investments	$—	$461,580,879	$9,434	$461,590,313

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,675,985	$—	$2,675,985
Centrally Cleared Interest Rate Swap Contracts†	—	11,020	—	11,020
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(1,233,069)	—	(1,233,069)
Centrally Cleared Interest Rate Swap Contracts†	—	(32,773)	—	(32,773)
Total Other Financial Instruments	$—	$1,421,163	$—	$1,421,163
† Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2023
Investments, at value
Government Bonds
Russian Federation	$268,749	$30,604	$—	$(1,843,441)	$(2,839,627)	$4,393,149	$—	$—	$9,434	$(1,241)
Short Term Bills And Notes
Uruguay	86,071	13,449	371,002	—	—	19,088	—	(489,610)	—	—
Total	$354,820	$44,053	$371,002	$(1,843,441)	$(2,839,627)	$4,412,237	$—	$(489,610)	$9,434	$(1,241)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2023	Valuation Technique	Unobservable Input
Government Bonds	$9,434	Last observable vendor price	Last observable vendor price

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,727,194)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2025[2]	BRL	4,790,000	$705,843	7.08
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2026[2]	BRL	1,140,000	157,561	1.58
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	1,676,000	315,346	3.16
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	2,978,000	538,995	5.41
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	262,000	45,618	0.46
			1,763,363	17.69
Chile (Cost $83,263)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	24,582	0.25
Bonos de la Tesoreria de la Republica en pesos, 7.000%, 05/01/2034[3]	CLP	55,000,000	77,525	0.78
			102,107	1.03
China (Cost $417,058)
China (Rep of), 1.990%, 04/09/2025	CNY	330,000	48,356	0.49
China (Rep of), 2.850%, 06/04/2027	CNY	980,000	145,807	1.46
China (Rep of), 2.620%, 09/25/2029	CNY	440,000	64,072	0.64
China (Rep of), 2.680%, 05/21/2030	CNY	400,000	58,325	0.59
China (Rep of), 2.750%, 02/17/2032	CNY	170,000	24,797	0.25
China (Rep of), 3.720%, 04/12/2051	CNY	540,000	85,723	0.86
			427,080	4.29
Colombia (Cost $452,755)
Colombian TES, 7.500%, 08/26/2026	COP	254,200,000	47,612	0.48
Colombian TES, 3.300%, 03/17/2027	COP	805,000	54,562	0.55
Colombian TES, 5.750%, 11/03/2027	COP	881,100,000	147,478	1.48
Colombian TES, 6.000%, 04/28/2028	COP	247,900,000	41,093	0.41
Colombian TES, 7.750%, 09/18/2030	COP	219,000,000	36,875	0.37
Colombian TES, 7.000%, 03/26/2031	COP	216,700,000	34,312	0.34
Colombian TES, 7.000%, 06/30/2032	COP	235,100,000	35,954	0.36
			397,886	3.99
Czech Republic (Cost $303,163)
Czech (Rep of), 2.500%, 08/25/2028	CZK	1,720,000	69,851	0.70
Czech (Rep of), 2.750%, 07/23/2029	CZK	2,120,000	85,989	0.86
Czech (Rep of), 0.050%, 11/29/2029	CZK	630,000	20,961	0.21
Czech (Rep of), 0.950%, 05/15/2030	CZK	60,000	2,112	0.02
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,430,000	51,326	0.52
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,790,000	63,756	0.64
			293,995	2.95
Egypt (Cost $45,520)
Egypt Treasury Bills, 16.772%, 04/11/2023[4]	EGP	700,000	22,353	0.23

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Egypt (continued)
Egypt Treasury Bills, 18.309%, 04/18/2023[4]	EGP	700,000	$22,266	0.22
			44,619	0.45
Hungary (Cost $251,241)
Hungary (Rep of), 5.500%, 06/24/2025	HUF	42,360,000	104,126	1.04
Hungary (Rep of), 3.000%, 10/27/2027	HUF	13,320,000	28,632	0.29
Hungary (Rep of), 4.500%, 03/23/2028	HUF	11,150,000	25,561	0.26
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	6,121	0.06
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,890,000	29,735	0.30
Hungary (Rep of), 4.750%, 11/24/2032	HUF	7,690,000	16,710	0.17
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	9,056	0.09
			219,941	2.21
Indonesia (Cost $1,208,230)
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	1,317,000,000	87,953	0.88
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	4,454,000,000	305,228	3.06
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	1,318,000,000	90,253	0.91
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	2,468,000,000	165,111	1.66
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	213,000,000	17,466	0.18
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	897,000,000	61,251	0.61
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	480,000,000	31,763	0.32
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	87,534	0.88
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	702,000,000	46,065	0.46
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	41,015	0.41
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	817,000,000	55,721	0.56
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	974,000,000	72,752	0.73
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	47,306	0.47
Indonesia (Rep of), 6.375%, 07/15/2037	IDR	780,000,000	50,212	0.50
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	788,000,000	59,762	0.60
			1,219,392	12.23
Malaysia (Cost $474,432)
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	310,000	73,641	0.74
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	119,000	28,262	0.28
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	193,000	45,581	0.46
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	246,000	61,139	0.61
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	405,000	94,400	0.95
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	268,000	68,907	0.69
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	22,241	0.22
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	305,000	68,365	0.69
Malaysia Government Investment Issue, 3.465%, 10/15/2030	MYR	55,000	12,535	0.13
			475,071	4.77
Mexico (Cost $906,517)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	420,000	20,021	0.20
Mexican Bonos, 10.000%, 12/05/2024	MXN	440,000	23,419	0.23
Mexican Bonos, 5.750%, 03/05/2026	MXN	2,430,000	116,868	1.17

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Mexican Bonos, 5.500%, 03/04/2027	MXN	5,320,000	$248,714	2.50
Mexican Bonos, 7.500%, 06/03/2027	MXN	840,000	42,406	0.43
Mexican Bonos, 7.750%, 05/29/2031	MXN	1,870,000	93,881	0.94
Mexican Bonos, 10.000%, 11/20/2036	MXN	2,510,000	147,602	1.48
Mexican Bonos, 8.500%, 11/18/2038	MXN	2,050,000	106,473	1.07
Mexican Bonos, 7.750%, 11/13/2042	MXN	640,000	30,685	0.31
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	2,290,000	111,703	1.12
Petroleos Mexicanos, 7.470%, 11/12/2026	MXN	160,000	7,348	0.07
			949,120	9.52
Peru (Cost $323,782)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	133,000	33,769	0.34
Peru (Rep of), 6.350%, 08/12/2028	PEN	187,000	45,577	0.46
Peru (Rep of), 5.940%, 02/12/2029	PEN	152,000	35,924	0.36
Peru (Rep of), 6.950%, 08/12/2031	PEN	347,000	84,572	0.85
Peru (Rep of), 6.150%, 08/12/2032	PEN	166,000	37,734	0.38
Peru (Rep of), 5.400%, 08/12/2034	PEN	219,000	45,425	0.45
Peru (Rep of), 5.350%, 08/12/2040	PEN	63,000	12,021	0.12
			295,022	2.96
Poland (Cost $453,523)
Poland (Rep of), 2.250%, 10/25/2024	PLN	180,000	39,034	0.39
Poland (Rep of), 0.750%, 04/25/2025	PLN	230,000	47,171	0.47
Poland (Rep of), 3.250%, 07/25/2025	PLN	91,000	19,661	0.20
Poland (Rep of), 2.500%, 07/25/2026	PLN	476,000	97,840	0.98
Poland (Rep of), 3.750%, 05/25/2027	PLN	771,000	163,146	1.64
Poland (Rep of), 2.750%, 10/25/2029	PLN	271,000	51,492	0.52
Poland (Rep of), 1.750%, 04/25/2032	PLN	302,000	49,228	0.49
			467,572	4.69
Romania (Cost $278,783)
Romania (Rep of), 5.800%, 07/26/2027	RON	440,000	91,486	0.92
Romania (Rep of), 4.150%, 01/26/2028	RON	315,000	60,344	0.60
Romania (Rep of), 4.850%, 07/25/2029	RON	240,000	45,896	0.46
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	20,577	0.21
Romania (Rep of), 6.700%, 02/25/2032	RON	65,000	13,673	0.14
Romania (Rep of), 4.750%, 10/11/2034	RON	185,000	32,082	0.32
			264,058	2.65
Russian Federation (Cost $94,978)
Russian Federal Bond - OFZ, 7.250%, 05/10/2034[5,6]	RUB	6,038,000	4,300	0.04
			4,300	0.04
South Africa (Cost $954,201)
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	2,288,380	120,495	1.21
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	2,800,562	133,815	1.34
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	2,646,476	133,632	1.34

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	1,292,155	$64,147	0.65
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	3,425,800	159,772	1.60
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,269,211	60,142	0.60
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	937,450	34,233	0.34
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	1,777,570	80,645	0.81
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	2,575,020	116,261	1.17
			903,142	9.06
Thailand (Cost $501,894)
Thailand (Rep of), 2.650%, 06/17/2028	THB	789,000	24,535	0.25
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,527,000	51,111	0.51
Thailand (Rep of), 1.585%, 12/17/2035	THB	1,611,000	42,583	0.43
Thailand (Rep of), 3.400%, 06/17/2036	THB	2,736,000	88,628	0.89
Thailand (Rep of), 3.390%, 06/17/2037	THB	2,450,000	78,706	0.79
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,967,000	61,978	0.62
Thailand (Rep of), 2.000%, 06/17/2042	THB	2,203,000	56,711	0.57
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,983,000	56,857	0.57
Thailand (Rep of), 3.600%, 06/17/2067	THB	901,000	25,294	0.25
			486,403	4.88
Uruguay (Cost $147,352)
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	155,000	3,713	0.04
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	238,464	15,531	0.16
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	743,171	17,253	0.17
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	2,812,340	91,835	0.92
Uruguay Monetary Regulation Bill, 0.000%, 10/26/2023[2]	UYU	1,184,000	28,094	0.28
			156,426	1.57
Total Debt Securities (Cost $8,623,886)			8,469,497	84.98
Total Investments in Securities (Cost $8,623,886)			8,469,497	84.98
Total Investments (Total Cost $8,623,886)			8,469,497	84.98
Other Assets Less Liabilities			1,497,443	15.02
Net Assets			$9,966,940	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Security is a Level 3 investment.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
At January 31, 2023, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/02/2023	BNP Paribas	Brazilian Real	3,740,000	United States Dollar	683,171	$53,586
02/02/2023	HSBC Bank	Brazilian Real	1,804,443	United States Dollar	346,542	8,922
02/02/2023	JP Morgan	Brazilian Real	1,225,688	United States Dollar	231,193	10,261
02/02/2023	Merrill Lynch	Brazilian Real	123,165	United States Dollar	23,000	1,263
02/02/2023	Morgan Stanley	United States Dollar	4,553	Egyptian Pound	136,351	35
02/10/2023	Citibank	United States Dollar	106,007	Indian Rupee	8,668,000	197
02/10/2023	BNP Paribas	United States Dollar	74,902	Indonesian Rupiah	1,120,752,352	169
02/16/2023	BNP Paribas	Thai Baht	8,449,000	United States Dollar	254,699	1,654
02/16/2023	Deutsche Bank	Thai Baht	4,875,505	United States Dollar	138,032	9,897
02/16/2023	HSBC Bank	Thai Baht	877,000	United States Dollar	25,332	1,277
02/28/2023	Deutsche Bank	Thai Baht	1,129,000	United States Dollar	32,817	1,478
02/28/2023	HSBC Bank	Thai Baht	1,126,735	United States Dollar	32,009	2,217
02/28/2023	Merrill Lynch	Thai Baht	1,598,000	United States Dollar	45,372	3,170
02/28/2023	Deutsche Bank	Turkish Lira	157,141	United States Dollar	8,100	151
03/15/2023	Citibank	Thai Baht	3,596,000	United States Dollar	104,139	5,266
03/15/2023	HSBC Bank	Thai Baht	1,790,876	United States Dollar	52,409	2,077
03/15/2023	Standard Chartered	Thai Baht	5,379,917	United States Dollar	163,398	282
03/15/2023	UBS	Thai Baht	1,673,000	United States Dollar	48,520	2,380
04/12/2023	HSBC Bank	Indian Rupee	8,059,520	United States Dollar	98,000	14
04/28/2023	Barclays	Chilean Peso	9,998,193	United States Dollar	12,095	300
04/28/2023	Citibank	Chilean Peso	15,014,122	United States Dollar	18,321	292
04/28/2023	Merrill Lynch	Chilean Peso	72,124,725	United States Dollar	86,897	2,514
04/28/2023	BNP Paribas	Chinese Offshore Yuan	2,283,708	United States Dollar	338,824	1,086
04/28/2023	BNP Paribas	Czech Koruna	5,691,592	United States Dollar	258,827	135
04/28/2023	BNP Paribas	Hungarian Forint	6,192,693	United States Dollar	16,534	225
04/28/2023	HSBC Bank	Malaysian Ringgit	2,246,224	United States Dollar	525,875	3,390
04/28/2023	Merrill Lynch	Mexican Peso	309,000	United States Dollar	16,058	95
04/28/2023	UBS	Mexican Peso	517,046	United States Dollar	26,687	342
04/28/2023	Merrill Lynch	Polish Zloty	327,420	United States Dollar	75,020	76
04/28/2023	Standard Chartered	United States Dollar	83,011	Peruvian Nuevo Sol	321,293	7
04/28/2023	Morgan Stanley	United States Dollar	7,634	South African Rand	132,167	93
01/12/2024	HSBC Bank	Hungarian Forint	26,854,452	United States Dollar	68,427	500
Subtotal Appreciation						113,351
02/02/2023	Citibank	Egyptian Pound	136,351	United States Dollar	4,784	(266)
02/02/2023	Banco Santander	United States Dollar	836,568	Brazilian Real	4,579,290	(65,524)
02/02/2023	Deutsche Bank	United States Dollar	178,900	Brazilian Real	958,342	(9,888)
02/02/2023	HSBC Bank	United States Dollar	253,116	Brazilian Real	1,355,664	(13,942)
02/10/2023	Citibank	Indian Rupee	8,668,000	United States Dollar	106,489	(679)
02/10/2023	Barclays	United States Dollar	42,603	Indonesian Rupiah	667,626,533	(1,915)
02/10/2023	HSBC Bank	United States Dollar	122,688	Indonesian Rupiah	1,851,363,484	(763)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/15/2023	HSBC Bank	Egyptian Pound	134,292	United States Dollar	4,663	$(268)
02/16/2023	HSBC Bank	Thai Baht	557,570	United States Dollar	17,080	(162)
02/28/2023	HSBC Bank	United States Dollar	27,219	Thai Baht	942,062	(1,397)
02/28/2023	HSBC Bank	United States Dollar	52,685	Turkish Lira	1,035,000	(1,660)
02/28/2023	JP Morgan	United States Dollar	56,151	Turkish Lira	1,092,839	(1,231)
03/02/2023	Deutsche Bank	United States Dollar	120,000	Brazilian Real	618,660	(1,263)
03/02/2023	HSBC Bank	United States Dollar	344,952	Brazilian Real	1,804,443	(8,736)
03/10/2023	BNP Paribas	Indian Rupee	6,178,000	United States Dollar	75,776	(409)
03/30/2023	Morgan Stanley	Egyptian Pound	194,508	United States Dollar	6,295	(66)
04/06/2023	Morgan Stanley	Egyptian Pound	136,351	United States Dollar	4,405	(51)
04/12/2023	Barclays	Indian Rupee	770,440	United States Dollar	9,414	(45)
04/28/2023	Merrill Lynch	Polish Zloty	701,815	United States Dollar	161,009	(43)
04/28/2023	Citibank	Romanian Leu	448,248	United States Dollar	99,502	(923)
04/28/2023	Standard Chartered	South African Rand	346,250	United States Dollar	20,000	(243)
04/28/2023	Morgan Stanley	United States Dollar	41,242	Colombian Peso	197,089,886	(254)
04/28/2023	Deutsche Bank	United States Dollar	15,584	Romanian Leu	71,951	(239)
04/28/2023	Merrill Lynch	United States Dollar	19,564	Romanian Leu	89,672	(157)
05/10/2023	Citibank	Indian Rupee	8,668,000	United States Dollar	105,264	(44)
01/16/2024	Morgan Stanley	Egyptian Pound	359,485	United States Dollar	10,705	(271)
Subtotal Depreciation						(110,439)
Total						$2,912

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
At January 31, 2023, the Ashmore Emerging Markets Local Currency Bond Fund had the following over the counter interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
MYR-KLIBOR-BNM 3 Month (Pay Quarterly)	3.622% (Receive Quarterly)	MYR	500,000	3/15/2028	$460	$—	$460	HSBC Bank
MYR-KLIBOR-BNM 3 Month (Pay Quarterly)	3.680% (Receive Quarterly)	MYR	1,000,000	3/15/2028	1,511	—	1,511	HSBC Bank
							$1,971
At January 31, 2023, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
Brazil CETIP Interbank Deposit Rate (Pay At Maturity)	12.690% (Receive At Maturity)	BRL	715,128	1/2/2025	$(215)	$186	Deutsche Bank
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.010% (Receive Quarterly)	CNY	900,000	9/16/2025	(2,031)	128	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.437% (Receive Quarterly)	CNY	1,050,000	3/16/2027	(2,143)	276	Deutsche Bank
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.775% (Receive Quarterly)	CNY	1,700,000	3/15/2028	(1,625)	579	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	6.563% (Receive Lunar)	MXN	7,300,000	12/31/2024	(22,584)	1,774	BNP Paribas
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	8.510% (Receive Lunar)	MXN	4,000,000	3/8/2028	746	718	BNP Paribas
					$(27,852)	$3,661
** Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$139,072	$—	$139,072
Government Agencies	—	33,769	—	33,769
Government Bonds	—	8,057,715	4,300	8,062,015
Index Linked Government Bonds	—	161,928	—	161,928
Short Term Bills and Notes	—	72,713	—	72,713
Total Debt Securities	—	8,465,197	4,300	8,469,497
Total Investments	$—	$8,465,197	$4,300	$8,469,497

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$113,351	$—	$113,351
Over the Counter Interest Rate Swap Contracts	—	1,971	—	1,971
Centrally Cleared Interest Rate Swap Contracts†	—	746	—	746
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(110,439)	—	(110,439)
Centrally Cleared Interest Rate Swap Contracts†	—	(28,598)	—	(28,598)
Total Other Financial Instruments	$—	$(22,969)	$—	$(22,969)
† Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2023
Investments, at value
Government Bonds
Russian Federation	$4,866	$—	$—	$—	$—	$(566)	$—	$—	$4,300	$(566)
Short Term Bills And Notes
Uruguay	3,007	545	27,270	(3,770)	181	861	—	(28,094)	—	861
Total	$7,873	$545	$27,270	$(3,770)	$181	$295	$—	$(28,094)	$4,300	$295
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2023	Valuation Technique	Unobservable Input
Government Bonds	$4,300	Last observable vendor price	Last observable vendor price

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $1,798,193)
YPF S.A., 8.750%, 04/04/2024		525,000	$502,725	0.52
YPF S.A., 9.000%, 02/12/2026		1,360,000	1,333,494	1.38
YPF S.A., 9.000%, 06/30/2029		165,000	142,269	0.15
			1,978,488	2.05
Brazil (Cost $13,530,971)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[2]		708,000	642,251	0.67
Braskem Netherlands Finance B.V., 4.500%, 01/10/2028		285,000	269,467	0.28
Braskem Netherlands Finance B.V., 4.500%, 01/31/2030		200,000	176,094	0.18
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[2]		350,000	362,502	0.38
BRF S.A., 5.750%, 09/21/2050		1,000,000	700,255	0.73
CSN Inova Ventures, 6.750%, 01/28/2028		690,000	689,074	0.71
Globo Comunicacao e Participacoes S.A., 5.500%, 01/14/2032		400,000	345,450	0.36
Gol Finance S.A., 8.000%, 06/30/2026		990,000	688,050	0.71
InterCement Financial Operations B.V., 5.750%, 07/17/2024		1,400,000	1,123,500	1.17
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 3.625%, 01/15/2032		100,000	83,540	0.09
Klabin Austria GmbH, 7.000%, 04/03/2049		355,000	359,260	0.37
MC Brazil Downstream Trading S.A.R.L., 7.250%, 06/30/2031		1,280,283	1,116,774	1.16
Movida Europe S.A., 5.250%, 02/08/2031		375,000	274,200	0.28
Oi S.A., 10.000%, 07/27/2025[3]		4,374,000	439,587	0.46
Petrobras Global Finance B.V., 6.850%, 06/05/2115		220,000	190,670	0.20
Simpar Europe S.A., 5.200%, 01/26/2031		170,000	124,015	0.13
Suzano Austria GmbH, 6.000%, 01/15/2029		270,000	270,334	0.28
Suzano Austria GmbH, 7.000%, 03/16/2047		215,000	224,372	0.23
Unigel Luxembourg S.A., 8.750%, 10/01/2026		475,000	479,874	0.50
Vale Overseas Ltd., 8.250%, 01/17/2034		450,000	542,668	0.56
			9,101,937	9.45
Chile (Cost $5,816,839)
AES Andes S.A., (Variable, USD Swap 5Y + 4.644%), 7.125%, 03/26/2079[2]		955,000	924,679	0.96
BPCE S.A., 3.150%, 03/06/2030		245,000	213,657	0.22
Celulosa Arauco y Constitucion S.A., 4.200%, 01/29/2030		355,000	332,050	0.34
Cencosud S.A., 6.625%, 02/12/2045		200,000	197,802	0.21
Empresa de los Ferrocarriles del Estado, 3.830%, 09/14/2061[4]		300,000	213,251	0.22
GNL Quintero S.A., 4.634%, 07/31/2029		399,446	392,955	0.41
Guacolda Energia S.A., 4.560%, 04/30/2025		1,832,000	659,520	0.68
Inversiones CMPC S.A., 3.850%, 01/13/2030		400,000	372,600	0.39
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		500,000	350,383	0.36
VTR Finance N.V., 6.375%, 07/15/2028		1,000,000	412,200	0.43
			4,069,097	4.22

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (Cost $39,696,349)
Agile Group Holdings Ltd., 5.500%, 04/21/2025		260,000	$158,744	0.17
Central China Real Estate Ltd., 7.250%, 04/24/2023		465,000	208,619	0.22
Central China Real Estate Ltd., 7.250%, 08/13/2024		1,475,000	470,033	0.49
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021[5,6]		600,000	72,051	0.08
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024[5]		4,880,000	561,200	0.58
China Evergrande Group, 8.250%, 03/23/2022[5,6]		585,000	60,305	0.06
China Evergrande Group, 10.000%, 04/11/2023[5]		1,035,000	106,380	0.11
China Evergrande Group, 7.500%, 06/28/2023[5]		4,600,000	471,472	0.49
China Evergrande Group, 8.750%, 06/28/2025[5]		765,000	78,795	0.08
China SCE Group Holdings Ltd., 7.250%, 04/19/2023		420,000	354,690	0.37
CIFI Holdings Group Co. Ltd., 5.950%, 10/20/2025[5]		560,000	173,339	0.18
Country Garden Holdings Co. Ltd., 8.000%, 01/27/2024		200,000	174,940	0.18
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[5,6]		830,000	142,138	0.15
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[5,6]		3,360,000	570,692	0.59
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[5,6]		1,840,000	312,800	0.32
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[5,6]		925,000	157,251	0.16
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[5]		770,000	130,876	0.14
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 6.079%, 07/03/2023		295,000	292,475	0.30
Huarong Finance II Co. Ltd., 5.500%, 01/16/2025		595,000	576,873	0.60
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022[5,6]		1,577,000	286,828	0.30
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[5,6]		1,850,000	336,567	0.35
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[5]		690,000	124,476	0.13
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[5]		1,350,000	256,500	0.27
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[5]		1,180,000	212,908	0.22
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[5]		625,000	118,750	0.12
KWG Group Holdings Ltd., 6.000%, 01/14/2024		490,000	264,388	0.27
New Metro Global Ltd., 4.625%, 10/15/2025		210,000	168,000	0.17
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022[5,6]		960,000	57,600	0.06
Redco Properties Group Ltd., 9.900%, 02/17/2024[5]		980,000	111,475	0.12
Scenery Journey Ltd., 11.500%, 10/24/2022[5,6]		800,000	52,712	0.05
Scenery Journey Ltd., 12.000%, 10/24/2023[5]		2,380,000	153,299	0.16
Shimao Group Holdings Ltd., 4.750%, 07/03/2022[5,6]		860,000	198,860	0.21
Sunac China Holdings Ltd., 7.250%, 06/14/2022[5,6]		1,675,000	483,008	0.50
Sunac China Holdings Ltd., 7.500%, 02/01/2024[5]		1,015,000	288,007	0.30
Sunac China Holdings Ltd., 6.650%, 08/03/2024[5]		200,000	56,748	0.06
Sunac China Holdings Ltd., 6.500%, 01/10/2025[5]		725,000	205,681	0.21
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[5,6]		2,785,000	770,052	0.80
Xiaomi Best Time International Ltd., 0.000%, 12/17/2027[7]		400,000	341,000	0.35
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[5,6]		3,200,550	502,262	0.52
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027[5]		810,000	120,488	0.13
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[4,5,6,8]		1,360,000	116,234	0.12
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[5,6]		2,095,000	179,052	0.19
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5]		700,000	60,611	0.06

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5]		2,315,000	$202,052	0.21
			10,741,231	11.15
Colombia (Cost $3,183,631)
Canacol Energy Ltd., 5.750%, 11/24/2028		455,000	402,669	0.42
Ecopetrol S.A., 6.875%, 04/29/2030		230,000	215,563	0.22
Ecopetrol S.A., 5.875%, 05/28/2045		525,000	375,568	0.39
Empresas Publicas de Medellin ESP, 4.375%, 02/15/2031		365,000	289,035	0.30
Frontera Energy Corp., 7.875%, 06/21/2028		935,000	825,605	0.86
Grupo Aval Ltd., 4.375%, 02/04/2030		400,000	331,560	0.35
Oleoducto Central S.A., 4.000%, 07/14/2027		240,000	213,283	0.22
Promigas S.A. ESP/Gases del Pacifico SAC, 3.750%, 10/16/2029		200,000	166,830	0.17
			2,820,113	2.93
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020[5,6,9]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[4,5,6,8,9]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[5,6,9]	EUR	700,590	—	—
			—	—
Ecuador (Cost $1,153,484)
International Airport Finance S.A., 12.000%, 03/15/2033		1,242,023	1,245,684	1.29
			1,245,684	1.29
Ghana (Cost $1,372,442)
Kosmos Energy Ltd., 7.750%, 05/01/2027		1,040,000	925,496	0.96
Tullow Oil PLC, 10.250%, 05/15/2026		361,000	311,362	0.32
			1,236,858	1.28
Guatemala (Cost $1,131,803)
Millicom International Cellular S.A., 6.250%, 03/25/2029		369,000	339,791	0.36
Millicom International Cellular S.A., 4.500%, 04/27/2031		765,000	647,573	0.67
			987,364	1.03
Hong Kong (Cost $883,797)
AIA Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.758%), 2.700%, 04/07/2026[2]		200,000	181,032	0.19
Airport Authority, (Variable, 4.697% - U.S. Treasury Yield Curve Rate CMT 5Y), 2.100%, 03/08/2026[2]		215,000	196,899	0.20
Phoenix Lead Ltd., 4.850%, 08/23/2023		475,000	422,988	0.44
			800,919	0.83
India (Cost $6,128,113)
ABJA Investment Co. Pte. Ltd., 5.450%, 01/24/2028		200,000	193,928	0.20
Bharti Airtel Ltd., 3.250%, 06/03/2031		365,000	314,289	0.33
Greenko Power II Ltd., 4.300%, 12/13/2028		334,250	287,689	0.30
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		523,000	490,731	0.51
India Green Energy Holdings, 5.375%, 04/29/2024		250,000	242,572	0.25

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
India (continued)
Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032		200,000	$173,920	0.18
Network i2i Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.390%), 3.975%, 03/03/2026[2]		700,000	633,260	0.66
NTPC Ltd., 4.500%, 03/19/2028		210,000	203,449	0.21
Power Finance Corp. Ltd., 4.500%, 06/18/2029		640,000	594,989	0.62
Reliance Industries Ltd., 2.875%, 01/12/2032		250,000	208,008	0.21
Vedanta Resources Finance II PLC, 8.000%, 04/23/2023		760,000	725,000	0.75
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025		1,105,000	886,762	0.92
Vedanta Resources Ltd., 6.125%, 08/09/2024		800,000	605,000	0.63
			5,559,597	5.77
Indonesia (Cost $2,657,164)
Freeport Indonesia PT, 4.763%, 04/14/2027		295,000	287,015	0.30
Freeport Indonesia PT, 6.200%, 04/14/2052		400,000	370,000	0.38
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		280,000	292,986	0.31
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		335,000	321,569	0.33
Minejesa Capital B.V., 4.625%, 08/10/2030		400,000	369,600	0.38
Minejesa Capital B.V., 5.625%, 08/10/2037		360,000	311,400	0.32
Pertamina Persero PT, 6.000%, 05/03/2042		200,000	199,040	0.21
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		505,000	438,854	0.46
			2,590,464	2.69
Iraq (Cost $1,100,864)
DNO A.S.A., 7.875%, 09/09/2026[4]		1,100,000	1,043,900	1.08
			1,043,900	1.08
Israel (Cost $7,366,641)
Altice Financing S.A., 5.750%, 08/15/2029		470,000	394,756	0.41
Bank Hapoalim B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.155%), 3.255%, 01/21/2032[2,4]		440,000	387,454	0.40
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,4]		440,000	400,109	0.41
Leviathan Bond Ltd., 6.125%, 06/30/2025[4]		400,000	397,000	0.41
Leviathan Bond Ltd., 6.500%, 06/30/2027[4]		413,000	406,289	0.42
Leviathan Bond Ltd., 6.750%, 06/30/2030[4]		800,000	776,915	0.81
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[2,4]		500,000	449,750	0.47
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		1,090,000	1,008,309	1.05
Teva Pharmaceutical Finance Netherlands II B.V., 4.375%, 05/09/2030	EUR	800,000	747,803	0.78
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		1,700,000	1,709,724	1.77
			6,678,109	6.93
Jamaica (Cost $475,710)
Digicel Group Holdings Ltd., 7.000%, 02/16/2023[3]		1,337,980	107,038	0.11
			107,038	0.11

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Jordan (Cost $196,821)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	$187,872	0.20
			187,872	0.20
Kazakhstan (Cost $708,204)
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		330,000	304,360	0.32
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		230,000	196,650	0.20
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		210,000	187,354	0.20
			688,364	0.72
Kuwait (Cost $1,494,704)
MEGlobal Canada ULC, 5.875%, 05/18/2030		380,000	392,540	0.41
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[2]		465,000	437,900	0.46
NBK Tier 1 Ltd., (Variable, USD CMT 6Y + 2.875%), 3.625%, 08/24/2026[2]		600,000	532,626	0.55
			1,363,066	1.42
Malaysia (Cost $300,117)
Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027		315,000	291,309	0.30
			291,309	0.30
Mexico (Cost $12,499,212)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		440,000	446,195	0.46
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		586,000	499,565	0.52
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[2]		485,000	479,558	0.50
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[2]		415,000	426,479	0.44
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.034%), 6.625%, 01/24/2032[2]		500,000	441,404	0.46
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		735,000	698,617	0.72
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		620,000	511,489	0.53
Braskem Idesa S.A.P.I., 6.990%, 02/20/2032		350,000	259,210	0.27
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.534%), 5.125%, 06/08/2026[2]		700,000	644,140	0.67
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031		310,000	241,025	0.25
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		492,775	481,198	0.50
Comision Federal de Electricidad, 3.348%, 02/09/2031		280,000	229,567	0.24
Comision Federal de Electricidad, 6.264%, 02/15/2052		550,000	476,850	0.49
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		200,000	170,628	0.18
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		400,000	359,583	0.37
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		395,000	349,015	0.36
Metalsa S.A.P.I de C.V., 3.750%, 05/04/2031		350,000	282,201	0.29
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		454,528	441,381	0.46
Nemak S.A.B. de C.V., 3.625%, 06/28/2031		400,000	322,860	0.33

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Orbia Advance Corp. S.A.B. de C.V., 4.000%, 10/04/2027		200,000	$186,810	0.19
Petroleos Mexicanos, 6.700%, 02/16/2032		440,000	365,229	0.38
Petroleos Mexicanos, 6.750%, 09/21/2047		1,000,000	693,810	0.72
Petroleos Mexicanos, 7.690%, 01/23/2050		680,000	507,689	0.53
Petroleos Mexicanos, 6.950%, 01/28/2060		750,000	517,414	0.54
Sitios Latinoamerica S.A.B. de C.V., 5.375%, 04/04/2032		275,000	256,437	0.27
Trust Fibra Uno, 4.869%, 01/15/2030		625,000	573,750	0.60
Trust Fibra Uno, 6.390%, 01/15/2050		423,000	371,817	0.39
			11,233,921	11.66
Morocco (Cost $389,991)
OCP S.A., 5.125%, 06/23/2051		400,000	314,248	0.33
			314,248	0.33
Nigeria (Cost $538,904)
IHS Netherlands Holdco B.V., 8.000%, 09/18/2027		550,000	495,715	0.52
			495,715	0.52
Oman (Cost $627,862)
Oryx Funding Ltd., 5.800%, 02/03/2031		300,000	294,911	0.30
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		335,000	333,922	0.35
			628,833	0.65
Panama (Cost $1,333,810)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		375,000	332,644	0.34
C&W Senior Financing DAC, 6.875%, 09/15/2027		1,000,000	951,280	0.99
			1,283,924	1.33
Papua New Guinea (Cost $1,497,567)
Puma International Financing S.A., 5.000%, 01/24/2026		1,595,000	1,467,559	1.52
			1,467,559	1.52
Peru (Cost $3,129,641)
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.000%), 3.125%, 07/01/2030[2]		255,000	234,680	0.24
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.450%), 3.250%, 09/30/2031[2]		250,000	221,625	0.23
Banco Internacional del Peru S.A.A. Interbank, (Variable, ICE LIBOR USD 3M + 5.760%), 6.625%, 03/19/2029[2]		150,000	150,195	0.16
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/2028		349,600	335,643	0.35
InRetail Consumer, 3.250%, 03/22/2028		270,000	233,156	0.24
InRetail Shopping Malls, 5.750%, 04/03/2028		245,000	233,527	0.24
Intercorp Peru Ltd., 3.875%, 08/15/2029		420,000	350,059	0.36
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	187,019	0.20
Minsur S.A., 4.500%, 10/28/2031		615,000	548,832	0.57
Petroleos del Peru S.A., 5.625%, 06/19/2047		590,000	393,613	0.41
			2,888,349	3.00

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Poland (Cost $688,174)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	665,000	$541,045	0.56
			541,045	0.56
Qatar (Cost $752,960)
Nakilat, Inc., 6.067%, 12/31/2033		124,854	131,502	0.14
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 5.882%, 02/07/2025		600,000	600,978	0.62
			732,480	0.76
Romania (Cost $556,138)
NE Property B.V., 1.875%, 10/09/2026	EUR	285,000	262,679	0.27
NE Property B.V., 2.000%, 01/20/2030	EUR	310,000	237,739	0.25
			500,418	0.52
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[5,10]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $3,354,331)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		758,480	721,451	0.75
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026		800,000	759,520	0.79
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		600,000	593,190	0.61
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		420,000	364,778	0.38
EIG Pearl Holdings S.a.r.l., 4.387%, 11/30/2046		320,000	252,800	0.26
SA Global Sukuk Ltd., 2.694%, 06/17/2031		240,000	212,225	0.22
Saudi Arabian Oil Co., 4.250%, 04/16/2039		335,000	308,200	0.32
			3,212,164	3.33
Singapore (Cost $642,008)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[2]		370,000	349,592	0.36
United Overseas Bank Ltd., (Variable, USD Swap 5Y + 1.794%), 3.875%, 10/19/2023[2]		255,000	249,900	0.26
			599,492	0.62
South Africa (Cost $4,790,571)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[2]		400,000	378,984	0.39
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	242,647	0.25
AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030		345,000	306,074	0.32
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		210,000	215,560	0.22
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		800,000	610,224	0.63
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		325,000	329,875	0.34
Prosus N.V., 3.257%, 01/19/2027		200,000	181,571	0.19
Prosus N.V., 3.680%, 01/21/2030		300,000	259,500	0.27
Prosus N.V., 3.061%, 07/13/2031		320,000	256,135	0.27

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
Sasol Financing U.S.A. LLC, 4.375%, 09/18/2026		300,000	$276,030	0.29
Sasol Financing U.S.A. LLC, 6.500%, 09/27/2028		815,000	786,475	0.82
Sasol Financing U.S.A. LLC, 5.500%, 03/18/2031		445,000	388,262	0.40
			4,231,337	4.39
South Korea (Cost $990,509)
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2052[2]		425,000	412,144	0.43
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.051%), 5.875%, 08/13/2023[2]		235,000	232,674	0.24
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.500%), 3.340%, 02/05/2030[2]		315,000	297,923	0.31
			942,741	0.98
Tanzania (Cost $1,051,790)
HTA Group Ltd., 7.000%, 12/18/2025		515,000	484,100	0.50
HTA Group Ltd., 2.875%, 03/18/2027		600,000	482,400	0.50
			966,500	1.00
Thailand (Cost $1,067,222)
Bangkok Bank PCL, 9.025%, 03/15/2029		430,000	488,990	0.51
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		385,000	321,557	0.33
GC Treasury Center Co. Ltd., 4.400%, 03/30/2032		200,000	183,848	0.19
			994,395	1.03
Turkey (Cost $2,237,127)
Akbank T.A.S., (Variable, USD Swap 5Y + 4.029%), 6.797%, 04/27/2028[2]		319,000	307,567	0.32
Turk Telekomunikasyon A.S., 6.875%, 02/28/2025		315,000	299,252	0.31
Turkcell Iletisim Hizmetleri A.S., 5.800%, 04/11/2028		340,000	295,800	0.31
Turkiye Garanti Bankasi A.S., (Variable, USD ICE Swap Rate 5Y + 4.220%), 7.177%, 05/24/2027[2]		245,000	224,547	0.23
Turkiye Is Bankasi A.S., (Variable, USD Swap 5Y + 5.117%), 7.000%, 06/29/2028[2]		340,000	327,102	0.34
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.415%), 7.875%, 01/22/2031[2]		275,000	258,500	0.27
Zorlu Yenilenebilir Enerji A.S., 9.000%, 06/01/2026		490,000	407,322	0.42
			2,120,090	2.20
United Arab Emirates (Cost $3,126,929)
DP World Ltd., 6.850%, 07/02/2037		540,000	610,342	0.63
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[2]		830,000	830,000	0.86
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[2]		300,000	288,750	0.30
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		753,893	615,831	0.64
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.539%), 6.375%, 03/20/2026[2]		380,000	374,300	0.39

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (continued)
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.893%), 7.875%, 06/30/2027[2]		200,000	$207,364	0.22
			2,926,587	3.04
Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		7,112,500	1,529,188	1.59
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		6,744,093	303,484	0.31
			1,832,672	1.90
Vietnam (Cost $545,412)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		635,000	565,150	0.59
			565,150	0.59
Zambia (Cost $991,495)
First Quantum Minerals Ltd., 6.875%, 03/01/2026		500,000	486,225	0.51
First Quantum Minerals Ltd., 6.875%, 10/15/2027		500,000	484,688	0.50
			970,913	1.01
Total Debt Securities (Cost $141,573,311)			90,939,945	94.39
Bank Loans
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[5,6,9]	EUR	865,926	—	—
			—	—
Total Bank Loans (Cost $362,933)			—	—

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
Czech Republic (Cost $1,093,254)
New World Resources PLC, Class A*,9	GBP	36,580,138	$—	—
			—	—
Niger (Cost $877,496)
Savannah Energy PLC*,10	GBP	2,258,852	731,017	0.76
			731,017	0.76
Total Equity Securities (Cost $1,970,750)			731,017	0.76
Total Investments (Total Cost $143,906,994)			91,670,962	95.15
Other Assets Less Liabilities			4,676,755	4.85
Net Assets			$96,347,717	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Zero coupon bond.
[8]	Restricted security that has been deemed illiquid. At January 31, 2023 the value of these restricted illiquid securities amount to $116,234 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.0000%, 10/07/2020	10/7/14	$—
Zhenro Properties Group Ltd., 8.700%, 08/03/2022	10/27/21-11/17/21	1,303,871

[9]	Security has been deemed worthless and is a Level 3 investment.
[10]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2023, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/28/2023	Standard Chartered	United States Dollar	706,924	British Pound	570,129	$3,639
Subtotal Appreciation						3,639
03/01/2023	Deutsche Bank	United States Dollar	1,752,350	Euro	1,614,096	(5,492)
Subtotal Depreciation						(5,492)
Total						$(1,853)

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$75,401,490	$2	$75,401,492
Corporate Convertible Bonds	—	4,485,756	—	4,485,756
Financial Certificates	—	2,995,913	—	2,995,913
Government Agencies	—	8,056,784	—	8,056,784
Total Debt Securities	—	90,939,943	2	90,939,945
Bank Loans
Equity Securities
Common Stock
Niger	—	—	731,017	731,017
Total Common Stock	—	—	731,017	731,017
Total Investments	$—	$90,939,943	$731,019	$91,670,962

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$3,639	$—	$3,639
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(5,492)	—	(5,492)
Total Other Financial Instruments	$—	$(1,853)	$—	$(1,853)

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2023
Investments, at value
Common Stock
Niger	$—	$—	$—	$—	$—	$—	$731,017	$—	$731,017	$(146,479)
Corporate Bonds
Russian Federation	2	—	—	—	—	—	—	—	2	—
Total	$2	$—	$—	$—	$—	$—	$731,017	$—	$731,019	$(146,479)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2023	Valuation Technique	Unobservable Input
Common Stock	$731,017	Last available list price	Last available list price
Corporate Bonds	2	Zero Priced Asset	Inputs to Model
Total	$731,019

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $2,226,796)
YPF S.A., 9.000%, 02/12/2026		2,550,000	$2,500,301	3.61
			2,500,301	3.61
Bahrain (Cost $860,797)
BBK BSC, 5.500%, 07/09/2024		880,000	871,464	1.26
			871,464	1.26
Brazil (Cost $15,519,723)
Azul Investments LLP, 5.875%, 10/26/2024		1,315,000	990,383	1.43
CSN Resources S.A., 7.625%, 04/17/2026		1,150,000	1,168,687	1.69
Gol Finance S.A., 7.000%, 01/31/2025		3,480,000	1,817,256	2.62
InterCement Financial Operations B.V., 5.750%, 07/17/2024		4,350,000	3,490,875	5.04
Oi S.A., 10.000%, 07/27/2025[2]		5,400,000	542,700	0.78
Unigel Luxembourg S.A., 8.750%, 10/01/2026		1,273,000	1,286,063	1.85
			9,295,964	13.41
Chile (Cost $869,541)
Inversiones CMPC S.A., 4.750%, 09/15/2024		880,000	874,658	1.26
			874,658	1.26
China (Cost $51,710,291)
Agile Group Holdings Ltd., 5.750%, 01/02/2025		380,000	237,565	0.34
Central China Real Estate Ltd., 7.250%, 04/24/2023		1,275,000	572,020	0.83
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021[3,4]		600,000	72,052	0.10
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021[3,4]		780,000	97,890	0.14
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024[3]		1,035,000	119,025	0.17
CFLD Cayman Investment Ltd., 8.050%, 01/13/2025[3]		2,975,000	352,819	0.51
China Evergrande Group, 8.250%, 03/23/2022[3,4]		4,707,000	485,227	0.70
China Evergrande Group, 10.000%, 04/11/2023[3]		5,150,000	529,331	0.76
China SCE Group Holdings Ltd., 7.375%, 04/09/2024		410,000	255,061	0.37
Country Garden Holdings Co. Ltd., 8.000%, 01/27/2024		900,000	787,231	1.14
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[3,4]		4,000,000	680,000	0.98
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[3,4]		4,160,000	707,204	1.02
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[3]		1,510,000	256,652	0.37
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023[3,4]		4,875,000	886,899	1.28
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023[3]		3,930,000	708,972	1.02
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[3]		4,280,000	772,243	1.12
KWG Group Holdings Ltd., 6.000%, 01/14/2024		410,000	221,223	0.32
New Metro Global Ltd., 4.625%, 10/15/2025		310,000	248,000	0.36
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022[3,4]		6,470,000	388,200	0.56
Scenery Journey Ltd., 11.500%, 10/24/2022[3,4]		1,490,000	98,176	0.14
Shimao Group Holdings Ltd., 4.750%, 07/03/2022[3,4]		200,000	46,247	0.07
Sunac China Holdings Ltd., 7.250%, 06/14/2022[3,4]		690,000	198,971	0.29
Sunac China Holdings Ltd., 7.950%, 08/08/2022[3,4]		730,000	210,825	0.30
Sunac China Holdings Ltd., 8.350%, 04/19/2023[3]		200,000	57,000	0.08

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Sunac China Holdings Ltd., 6.650%, 08/03/2024[3]		250,000	$70,935	0.10
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[3,4]		2,640,000	729,960	1.05
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023[3,4]		670,000	105,143	0.15
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023[3]		4,940,000	762,668	1.10
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[3]		4,920,000	433,098	0.63
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[3]		813,000	70,395	0.10
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[3]		1,017,000	88,219	0.13
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[3]		575,000	50,186	0.07
			11,299,437	16.30
Colombia (Cost $1,285,891)
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.929%), 7.139%, 10/18/2027[5]		680,000	676,600	0.98
Ecopetrol S.A., 4.125%, 01/16/2025		610,000	590,923	0.85
			1,267,523	1.83
Ghana (Cost $2,027,031)
Kosmos Energy Ltd., 7.125%, 04/04/2026		650,000	587,756	0.85
Tullow Oil PLC, 10.250%, 05/15/2026		1,405,000	1,211,813	1.75
			1,799,569	2.60
India (Cost $4,022,552)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		755,405	672,189	0.97
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		1,360,000	1,276,088	1.84
India Airport Infra, 6.250%, 10/25/2025		711,000	675,450	0.98
Vedanta Resources Finance II PLC, 8.000%, 04/23/2023		1,410,000	1,345,066	1.94
			3,968,793	5.73
Indonesia (Cost $611,258)
Medco Bell Pte. Ltd., 6.375%, 01/30/2027		670,000	643,138	0.93
			643,138	0.93
Jamaica (Cost $38,329)
Digicel Group Holdings Ltd., 7.000%, 02/16/2023[2]		123,394	9,872	0.01
			9,872	0.01
Jordan (Cost $1,005,293)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		1,000,000	939,360	1.36
			939,360	1.36
Kazakhstan (Cost $837,803)
KazMunayGas National Co. JSC, 4.750%, 04/19/2027		978,000	907,877	1.31
			907,877	1.31
Kuwait (Cost $540,775)
MEGlobal Canada ULC, 5.000%, 05/18/2025		550,000	545,006	0.79
			545,006	0.79

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Lebanon (Cost $13,433,289)
Lebanon (Rep of), 6.375%, 03/09/2020[3,4]		1,527,000	$98,110	0.14
Lebanon (Rep of), 5.800%, 04/14/2020[3,4]		7,070,000	454,247	0.65
Lebanon (Rep of), 6.150%, 06/19/2020[3,4]		6,506,000	413,131	0.60
			965,488	1.39
Mexico (Cost $11,840,756)
Alfa S.A.B. de C.V., 5.250%, 03/25/2024		1,080,000	1,072,420	1.55
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		700,000	596,750	0.86
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		1,000,000	1,002,200	1.44
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		753,000	676,914	0.98
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		1,802,000	1,592,215	2.30
Petroleos Mexicanos, 6.875%, 10/16/2025		5,652,000	5,660,761	8.17
Trust Fibra Uno, 5.250%, 01/30/2026		630,000	614,376	0.88
			11,215,636	16.18
Morocco (Cost $1,139,800)
OCP S.A., 4.500%, 10/22/2025		1,100,000	1,069,732	1.54
			1,069,732	1.54
Oman (Cost $2,314,632)
National Bank of Oman SAOG, 5.625%, 09/25/2023		1,200,000	1,195,704	1.73
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		1,100,000	1,096,462	1.58
			2,292,166	3.31
Papua New Guinea (Cost $694,396)
Puma International Financing S.A., 5.000%, 01/24/2026		750,000	690,075	1.00
			690,075	1.00
Saudi Arabia (Cost $4,145,096)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		2,060,000	2,012,043	2.90
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		2,177,000	2,152,291	3.11
			4,164,334	6.01
South Africa (Cost $1,775,413)
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		700,000	533,946	0.77
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		1,100,000	1,088,670	1.57
			1,622,616	2.34
Tanzania (Cost $1,181,120)
HTA Group Ltd., 7.000%, 12/18/2025		1,300,000	1,222,000	1.76
			1,222,000	1.76
Turkey (Cost $1,463,756)
Turk Telekomunikasyon A.S., 6.875%, 02/28/2025		1,530,000	1,453,509	2.10
			1,453,509	2.10

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Venezuela (Cost $16,453,222)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[3,4]		18,697,500	$4,019,963	5.80
			4,019,963	5.80
Zambia (Cost $2,377,860)
First Quantum Minerals Ltd., 6.500%, 03/01/2024		500,000	499,325	0.72
First Quantum Minerals Ltd., 6.875%, 03/01/2026		1,969,000	1,914,754	2.76
			2,414,079	3.48
Total Debt Securities (Cost $138,375,420)			66,052,560	95.31
Total Investments (Total Cost $138,375,420)			66,052,560	95.31
Other Assets Less Liabilities			3,247,237	4.69
Net Assets			$69,299,797	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[3]	Issuer has defaulted on terms of debt obligation.
[4]	Maturity has been extended under the terms of a plan of reorganization.
[5]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$52,170,754	$—	$52,170,754
Financial Certificates	—	4,164,334	—	4,164,334
Government Agencies	—	8,751,984	—	8,751,984
Government Bonds	—	965,488	—	965,488
Total Debt Securities	—	66,052,560	—	66,052,560
Total Investments	$—	$66,052,560	$—	$66,052,560

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $647,040)
Globant S.A.*		3,900	$632,502	1.28
			632,502	1.28
Brazil (Cost $2,656,724)
Banco do Brasil S.A.	BRL	83,500	669,474	1.36
MercadoLibre, Inc.*		1,290	1,524,380	3.09
Vale S.A.	BRL	41,400	770,781	1.57
			2,964,635	6.02
China (Cost $14,075,180)
Alibaba Group Holding Ltd.*	HKD	108,600	1,500,665	3.05
ANTA Sports Products Ltd.	HKD	22,600	342,059	0.69
Baidu, Inc. ADR*		19,125	2,575,755	5.23
China International Capital Corp. Ltd., Class H2	HKD	251,200	562,967	1.14
China Mengniu Dairy Co. Ltd.*	HKD	74,000	356,249	0.72
China Vanke Co. Ltd., Class H	HKD	282,300	570,252	1.16
JD.com, Inc. ADR		30,000	1,785,900	3.62
JD.com, Inc., Class A	HKD	31,373	933,333	1.89
Meituan, Class B*,2	HKD	28,540	635,834	1.29
NARI Technology Co. Ltd., Class A	CNH	235,120	920,522	1.87
NetEase, Inc.	HKD	58,700	1,038,503	2.11
Ping An Insurance Group Co. of China Ltd., Class H	HKD	11,500	89,764	0.18
Shenzhen Inovance Technology Co. Ltd., Class A	CNH	59,097	624,066	1.27
Tencent Holdings Ltd.	HKD	35,100	1,710,790	3.47
Wuxi Biologics Cayman, Inc.*,2	HKD	6,000	49,947	0.10
Yum China Holdings, Inc.		34,066	2,098,806	4.26
Zijin Mining Group Co. Ltd., Class H	HKD	104,000	171,984	0.35
			15,967,396	32.40
Colombia (Cost $385,342)
Ecopetrol S.A. ADR		41,211	469,393	0.95
			469,393	0.95
Hong Kong (Cost $259,428)
AIA Group Ltd.	HKD	34,000	383,945	0.78
			383,945	0.78
India (Cost $6,943,808)
HDFC Bank Ltd. ADR		39,007	2,627,511	5.33
Infosys Ltd. ADR		109,212	2,053,186	4.17
Larsen & Toubro Ltd.	INR	11,697	303,919	0.62
Maruti Suzuki India Ltd.	INR	5,422	590,510	1.20
Reliance Industries Ltd.	INR	33,778	972,881	1.97
Tata Consultancy Services Ltd.	INR	10,184	419,756	0.85
			6,967,763	14.14

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Indonesia (Cost $404,525)
Bank Central Asia Tbk PT	IDR	734,000	$415,984	0.85
			415,984	0.85
Mexico (Cost $1,675,341)
Wal-Mart de Mexico S.A.B. de C.V.	MXN	449,550	1,760,910	3.57
			1,760,910	3.57
Russian Federation (Cost $2,514,310)
Gazprom PJSC[3]	RUB	84,440	—	—
LUKOIL PJSC[3]	RUB	12,180	—	—
Moscow Exchange MICEX-RTS PJSC*,4	RUB	528,670	1	—
			1	—
Saudi Arabia (Cost $1,764,834)
Al Rajhi Bank*	SAR	12,383	271,860	0.55
Saudi Arabian Oil Co.[2]	SAR	123,382	1,084,954	2.20
Saudi National Bank (The)	SAR	27,152	343,448	0.70
			1,700,262	3.45
South Africa (Cost $662,774)
Clicks Group Ltd.	ZAR	20,637	314,034	0.64
FirstRand Ltd.	ZAR	82,090	304,685	0.62
			618,719	1.26
South Korea (Cost $3,776,217)
Korea Shipbuilding & Offshore Engineering Co. Ltd.	KRW	9,081	590,926	1.20
LG Chem Ltd.	KRW	908	513,257	1.04
LG H&H Co. Ltd.	KRW	801	487,218	0.99
NAVER Corp.	KRW	2,476	412,570	0.84
Samsung Biologics Co. Ltd.*,2	KRW	583	377,213	0.76
Samsung Electronics Co. Ltd.	KRW	33,117	1,655,317	3.36
			4,036,501	8.19
Taiwan (Cost $5,881,535)
Delta Electronics, Inc.	TWD	37,000	358,752	0.73
MediaTek, Inc.	TWD	27,000	654,277	1.33
Realtek Semiconductor Corp.	TWD	37,000	398,756	0.81
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	164,021	2,893,690	5.87
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		23,643	2,192,415	4.45
			6,497,890	13.19
United Arab Emirates (Cost $1,543,103)
Dubai Islamic Bank PJSC	AED	355,078	538,427	1.09
Emaar Properties PJSC	AED	348,250	527,957	1.07

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC	AED	83,697	$310,289	0.63
			1,376,673	2.79
Total Common Stocks (Cost $43,190,161)			43,792,574	88.87
Total Investments (Total Cost $43,190,161)			43,792,574	88.87
Other Assets Less Liabilities			5,485,724	11.13
Net Assets			$49,278,298	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security has been deemed worthless and is a Level 3 investment.
[4]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2023, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	11.6%
Consumer Discretionary	19.1
Consumer Staples	5.9
Energy	5.1
Financials	13.2
Health Care	0.9
Industrials	5.0
Information Technology	22.9
Materials	3.0
Real Estate	2.2
Total Investments	88.9
Other Assets Less Liabilities	11.1
Net Assets	100.0%

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$632,502	$—	$—	$632,502
Brazil	2,964,635	—	—	2,964,635
China	6,460,461	9,506,935	—	15,967,396
Colombia	469,393	—	—	469,393
Hong Kong	—	383,945	—	383,945
India	4,680,697	2,287,066	—	6,967,763
Indonesia	—	415,984	—	415,984
Mexico	1,760,910	—	—	1,760,910
Russian Federation	—	—	1	1
Saudi Arabia	—	1,700,262	—	1,700,262
South Africa	—	618,719	—	618,719
South Korea	—	4,036,501	—	4,036,501
Taiwan	2,192,415	4,305,475	—	6,497,890
United Arab Emirates	—	1,376,673	—	1,376,673
Total Common Stocks	19,161,013	24,631,560	1	43,792,574
Total Investments	$19,161,013	$24,631,560	$1	$43,792,574

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2023
Investments, at value
Common Stock
Russian Federation	$1	$—	$—	$—	$—	$—	$—	$—	$1	$—
Total	$1	$—	$—	$—	$—	$—	$—	$—	$1	$—
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2023	Valuation Technique	Unobservable Input
Common Stock	$1	Zero Priced Asset	Inputs to Model

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $95,713)
Globant S.A.*		600	$97,308	1.03
			97,308	1.03
Brazil (Cost $768,257)
Arezzo Industria e Comercio S.A.	BRL	7,400	127,700	1.35
Sinqia S.A.*	BRL	57,700	200,733	2.13
TOTVS S.A.*	BRL	38,000	225,097	2.39
Vasta Platform Ltd.*		22,000	91,300	0.97
Zenvia, Inc., Class A*		16,600	20,086	0.21
			664,916	7.05
China (Cost $1,936,054)
A-Living Smart City Services Co. Ltd.[2]	HKD	68,000	86,023	0.91
Baozun, Inc. ADR*		10,800	82,188	0.87
CIMC Enric Holdings Ltd.	HKD	180,000	202,157	2.15
Fu Shou Yuan International Group Ltd.	HKD	281,000	236,872	2.51
Hongfa Technology Co. Ltd., Class A	CNH	44,300	246,360	2.61
JNBY Design Ltd.	HKD	217,000	282,211	2.99
Noah Holdings Ltd. ADR*		11,800	223,374	2.37
Xiabuxiabu Catering Management China Holdings Co. Ltd.[2]	HKD	288,000	307,775	3.26
			1,666,960	17.67
India (Cost $1,642,065)
Aarti Industries Ltd.	INR	14,279	94,006	1.00
Granules India Ltd.	INR	60,783	219,691	2.33
Indian Energy Exchange Ltd.[2]	INR	102,375	173,717	1.84
JB Chemicals & Pharmaceuticals Ltd.	INR	4,017	100,168	1.06
Multi Commodity Exchange of India Ltd.	INR	12,183	226,172	2.40
Prince Pipes & Fittings Ltd.	INR	23,078	176,060	1.87
Quess Corp. Ltd.[2]	INR	59,114	258,655	2.74
Radico Khaitan Ltd.	INR	11,159	153,379	1.62
			1,401,848	14.86
Indonesia (Cost $228,571)
Ciputra Development Tbk PT	IDR	2,325,100	151,395	1.60
Indofood CBP Sukses Makmur Tbk PT	IDR	133,900	90,258	0.96
			241,653	2.56
Kazakhstan (Cost $131,468)
NAC Kazatomprom JSC GDR (Registered)		4,463	130,890	1.39
			130,890	1.39
Kuwait (Cost $135,830)
Humansoft Holding Co. K.S.C.	KWD	12,160	135,488	1.44
			135,488	1.44

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Malaysia (Cost $483,814)
My EG Services Bhd.	MYR	2,595,824	$555,651	5.89
			555,651	5.89
Mexico (Cost $324,856)
Genomma Lab Internacional S.A.B. de C.V., Class B	MXN	194,600	182,710	1.94
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		2,600	189,930	2.01
			372,640	3.95
Peru (Cost $141,299)
Alicorp S.A.A.	PEN	87,310	140,786	1.49
			140,786	1.49
Poland (Cost $165,943)
Dino Polska S.A.*,2	PLN	2,446	221,400	2.35
			221,400	2.35
Russian Federation (Cost $586,207)
Detsky Mir PJSC*,2,3,4	RUB	131,200	—	—
Fix Price Group PLC GDR*,2,4,5		24,412	2	—
Fix Price Group PLC GDR (Registered)*,5		16,317	2	—
			4	—
South Africa (Cost $201,499)
Karooooo Ltd.		7,218	182,615	1.94
			182,615	1.94
South Korea (Cost $1,652,293)
Classys, Inc.	KRW	11,029	168,710	1.79
Dentium Co. Ltd.	KRW	5,808	558,896	5.92
Eugene Technology Co. Ltd.	KRW	5,786	123,148	1.31
Hana Materials, Inc.	KRW	4,860	150,875	1.60
Hansol Chemical Co. Ltd.	KRW	1,782	308,601	3.27
Hugel, Inc.*	KRW	1,101	127,010	1.35
KoMiCo Ltd.	KRW	7,425	290,587	3.08
Park Systems Corp.	KRW	1,711	171,144	1.81
			1,898,971	20.13
Taiwan (Cost $1,493,518)
Andes Technology Corp.	TWD	13,000	230,938	2.45
E Ink Holdings, Inc.	TWD	51,000	296,462	3.14
eCloudvalley Digital Technology Co. Ltd.	TWD	42,977	185,377	1.97
Parade Technologies Ltd.	TWD	5,000	155,457	1.65
Poya International Co. Ltd.	TWD	12,755	221,873	2.35
Sensortek Technology Corp.	TWD	14,000	129,683	1.37
Silergy Corp.	TWD	5,000	101,900	1.08
Sinbon Electronics Co. Ltd.	TWD	18,000	173,167	1.84
			1,494,857	15.85

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (Cost $117,991)
Americana Restaurants International PLC*	AED	149,442	$139,145	1.47
			139,145	1.47
Total Common Stocks (Cost $10,105,378)			9,345,132	99.07
Total Investments (Total Cost $10,105,378)			9,345,132	99.07
Other Assets Less Liabilities			87,825	0.93
Net Assets			$9,432,957	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security has been deemed worthless and is a Level 3 investment.
[4]	Restricted security that has been deemed illiquid. At January 31, 2023 the value of these restricted illiquid securities amount to $2 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Detsky Mir PJSC	5/7/21-2/2/22	$258,305
Fix Price Group PLC GDR	3/5/21-12/17/21	235,528

[5]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2023, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	17.2%
Consumer Staples	6.4
Energy	1.4
Financials	6.6
Health Care	14.4
Industrials	17.3
Information Technology	29.0
Materials	4.3
Real Estate	2.5
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$97,308	$—	$—	$97,308
Brazil	664,916	—	—	664,916
China	305,562	1,361,398	—	1,666,960
India	—	1,401,848	—	1,401,848
Indonesia	—	241,653	—	241,653
Kazakhstan	—	130,890	—	130,890
Kuwait	—	135,488	—	135,488
Malaysia	—	555,651	—	555,651
Mexico	372,640	—	—	372,640
Peru	140,786	—	—	140,786
Poland	—	221,400	—	221,400
Russian Federation	—	—	4	4
South Africa	182,615	—	—	182,615
South Korea	—	1,898,971	—	1,898,971
Taiwan	—	1,494,857	—	1,494,857
United Arab Emirates	139,145	—	—	139,145
Total Common Stocks	1,902,972	7,442,156	4	9,345,132
Total Investments	$1,902,972	$7,442,156	$4	$9,345,132

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2023
Investments, at value
Common Stock
Russian Federation	$4	$—	$—	$—	$—	$—	$—	$—	$4	$—
Total	$4	$—	$—	$—	$—	$—	$—	$—	$4	$—
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2023	Valuation Technique	Unobservable Input
Common Stock	$4	Zero Priced Asset	Inputs to Model

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $1,306,519)
Globant S.A.*		7,050	$1,143,369	1.61
			1,143,369	1.61
Cambodia (Cost $607,944)
NagaCorp. Ltd.*	HKD	833,493	758,584	1.07
			758,584	1.07
Egypt (Cost $1,380,090)
Commercial International Bank Egypt S.A.E. GDR (Registered)		429,688	695,140	0.98
Fertiglobe PLC	AED	751,385	818,722	1.15
			1,513,862	2.13
Georgia (Cost $736,449)
Bank of Georgia Group PLC	GBP	22,500	740,543	1.04
			740,543	1.04
Ghana (Cost $415,050)
Kosmos Energy Ltd.*		70,900	560,819	0.79
			560,819	0.79
Iceland (Cost $2,816,570)
Arion Banki HF2	ISK	942,039	1,005,628	1.41
Islandsbanki HF	ISK	955,077	797,023	1.12
Marel HF	ISK	179,391	681,778	0.96
			2,484,429	3.49
Kazakhstan (Cost $3,415,647)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		72,858	759,798	1.07
Kaspi.KZ JSC GDR (Registered)		41,474	3,056,859	4.29
			3,816,657	5.36
Kenya (Cost $1,830,639)
Equity Group Holdings PLC	KES	1,733,900	613,981	0.86
Safaricom PLC	KES	4,024,600	756,371	1.06
			1,370,352	1.92
Kuwait (Cost $5,090,745)
Boubyan Bank K.S.C.P.	KWD	572,807	1,474,219	2.07
Humansoft Holding Co. K.S.C.	KWD	78,169	870,968	1.22
National Bank of Kuwait S.A.K.P.	KWD	851,482	3,067,542	4.31
			5,412,729	7.60
Mauritius (Cost $1,383,548)
MCB Group Ltd.	MUR	207,685	1,421,937	2.00
			1,421,937	2.00
Morocco (Cost $4,063,002)
Attijariwafa Bank	MAD	45,552	1,608,096	2.26
Itissalat Al-Maghrib	MAD	48,300	459,264	0.64

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Morocco (continued)
Label Vie	MAD	2,693	$1,097,470	1.54
			3,164,830	4.44
Pakistan (Cost $431,970)
Systems Ltd.	PKR	253,015	432,788	0.61
			432,788	0.61
Peru (Cost $1,363,448)
Credicorp Ltd.		11,025	1,480,657	2.08
			1,480,657	2.08
Philippines (Cost $5,110,113)
ACEN Corp.	PHP	284,640	36,581	0.05
Ayala Corp.	PHP	72,290	943,873	1.33
BDO Unibank, Inc.	PHP	980,262	2,214,715	3.11
SM Prime Holdings, Inc.	PHP	2,083,800	1,410,483	1.98
Wilcon Depot, Inc.	PHP	1,234,000	721,324	1.01
			5,326,976	7.48
Qatar (Cost $5,758,900)
Industries Qatar QSC	QAR	175,844	679,441	0.95
Qatar Electricity & Water Co. QSC	QAR	181,892	889,565	1.25
Qatar Gas Transport Co. Ltd.	QAR	720,000	751,707	1.05
Qatar Islamic Bank S.A.Q.	QAR	247,998	1,343,189	1.89
Qatar National Bank QPSC	QAR	331,363	1,636,727	2.30
			5,300,629	7.44
Romania (Cost $2,177,141)
Banca Transilvania S.A.	RON	200,448	880,313	1.24
OMV Petrom S.A.	RON	12,435,119	1,268,529	1.78
			2,148,842	3.02
Saudi Arabia (Cost $1,222,376)
Al Hammadi Holding	SAR	116,545	1,491,782	2.09
Saudi Basic Industries Corp.	SAR	14,500	360,069	0.51
			1,851,851	2.60
Slovenia (Cost $933,524)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	74,768	1,103,976	1.55
			1,103,976	1.55
United Arab Emirates (Cost $12,795,461)
Abu Dhabi Islamic Bank PJSC	AED	815,643	2,093,569	2.94
ADNOC Drilling Co. PJSC	AED	989,505	913,456	1.28
Americana Restaurants International PLC*	AED	825,612	768,722	1.08
Dubai Electricity & Water Authority PJSC	AED	2,488,255	1,604,528	2.25
Dubai Islamic Bank PJSC	AED	971,218	1,472,717	2.07
Emaar Properties PJSC	AED	867,850	1,315,686	1.85
Emirates Telecommunications Group Co. PJSC	AED	232,683	1,629,542	2.29

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC	AED	500,322	$1,854,837	2.60
Network International Holdings PLC*,2	GBP	195,440	633,677	0.89
			12,286,734	17.25
Vietnam (Cost $13,951,803)
Bank for Foreign Trade of Vietnam JSC*	VND	471,900	1,851,055	2.60
Digiworld Corp.	VND	633,864	1,191,770	1.67
FPT Corp.	VND	902,657	3,212,997	4.51
Military Commercial Joint Stock Bank*	VND	1,286,254	1,078,247	1.52
Mobile World Investment Corp.	VND	1,358,798	2,704,660	3.80
Phu Nhuan Jewelry JSC	VND	225,866	870,686	1.22
Vingroup JSC*	VND	536,149	1,305,807	1.83
Vinhomes JSC[2]	VND	520,711	1,130,319	1.59
			13,345,541	18.74
Total Common Stocks (Cost $66,790,939)			65,666,105	92.22
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	306,653	2,391,340	3.36
Total Investment Companies (Cost $2,427,485)			2,391,340	3.36
Total Investments (Total Cost $69,218,424)			68,057,445	95.58
Other Assets Less Liabilities			3,150,688	4.42
Net Assets			$71,208,133	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
At January 31, 2023, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	4.0%
Consumer Discretionary	9.4
Consumer Staples	1.5
Energy	4.9
Financials	48.6
Health Care	2.1
Industrials	3.2
Information Technology	9.3
Materials	1.7
Real Estate	7.3
Utilities	3.6
Total Investments	95.6
Other Assets Less Liabilities	4.4
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$1,143,369	$—	$—	$1,143,369
Cambodia	—	758,584	—	758,584
Egypt	—	1,513,862	—	1,513,862
Georgia	—	740,543	—	740,543
Ghana	560,819	—	—	560,819
Iceland	—	2,484,429	—	2,484,429
Kazakhstan	—	3,816,657	—	3,816,657
Kenya	—	1,370,352	—	1,370,352
Kuwait	—	5,412,729	—	5,412,729
Mauritius	—	1,421,937	—	1,421,937
Morocco	—	3,164,830	—	3,164,830
Pakistan	—	432,788	—	432,788
Peru	1,480,657	—	—	1,480,657
Philippines	—	5,326,976	—	5,326,976
Qatar	—	5,300,629	—	5,300,629
Romania	—	2,148,842	—	2,148,842
Saudi Arabia	—	1,851,851	—	1,851,851
Slovenia	—	1,103,976	—	1,103,976
United Arab Emirates	768,722	11,518,012	—	12,286,734
Vietnam	—	13,345,541	—	13,345,541
Total Common Stocks	3,953,567	61,712,538	—	65,666,105
Investment Companies
Vietnam	—	2,391,340	—	2,391,340
Total Investments	$3,953,567	$64,103,878	$—	$68,057,445

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $1,279,593)
Globant S.A.*		7,800	$1,265,004	0.98
			1,265,004	0.98
Brazil (Cost $5,872,126)
Arezzo Industria e Comercio S.A.	BRL	77,200	1,332,214	1.03
MercadoLibre, Inc.*		630	744,465	0.58
Sendas Distribuidora S.A.	BRL	308,500	1,194,182	0.93
TOTVS S.A.*	BRL	485,900	2,878,280	2.23
			6,149,141	4.77
China (Cost $48,364,403)
A-Living Smart City Services Co. Ltd.[2]	HKD	697,750	882,680	0.68
ANTA Sports Products Ltd.	HKD	199,400	3,017,993	2.34
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	229,170	1,263,512	0.98
China Mengniu Dairy Co. Ltd.*	HKD	256,000	1,232,429	0.96
China Merchants Bank Co. Ltd., Class H	HKD	186,500	1,210,646	0.94
China Vanke Co. Ltd., Class H	HKD	525,900	1,062,329	0.82
CIMC Enric Holdings Ltd.	HKD	1,004,000	1,127,585	0.87
ENN Energy Holdings Ltd.	HKD	120,500	1,813,326	1.41
Hongfa Technology Co. Ltd., Class A	CNH	481,811	2,679,440	2.08
JD.com, Inc. ADR		67,989	4,047,385	3.14
JD.com, Inc., Class A	HKD	3,823	113,733	0.09
Lufax Holding Ltd. ADR		350,231	1,068,205	0.83
Meituan, Class B*,2	HKD	184,330	4,106,633	3.18
Midea Group Co. Ltd., Class A	CNH	147,850	1,212,627	0.94
NARI Technology Co. Ltd., Class A	CNH	318,100	1,245,398	0.97
NetEase, Inc. ADR		39,390	3,490,348	2.71
Noah Holdings Ltd. ADR*		78,700	1,489,791	1.15
Prosus N.V.*	EUR	15,640	1,264,947	0.98
Tencent Holdings Ltd.	HKD	194,700	9,489,768	7.36
Wuliangye Yibin Co. Ltd., Class A	CNH	73,900	2,287,362	1.77
WuXi AppTec Co. Ltd., Class H2	HKD	96,200	1,245,216	0.96
Wuxi Biologics Cayman, Inc.*,2	HKD	234,000	1,947,916	1.51
Xiabuxiabu Catering Management China Holdings Co. Ltd.[2]	HKD	1,737,000	1,856,266	1.44
			49,155,535	38.11
Hong Kong (Cost $2,491,974)
AIA Group Ltd.	HKD	233,200	2,633,414	2.04
			2,633,414	2.04
India (Cost $12,261,846)
Alkem Laboratories Ltd.	INR	27,650	1,018,943	0.79
Granules India Ltd.	INR	329,724	1,191,738	0.92
HDFC Bank Ltd. ADR		52,998	3,569,945	2.77

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
India (continued)
Hindalco Industries Ltd.	INR	208,613	$1,198,156	0.93
ICICI Bank Ltd. ADR		67,126	1,398,235	1.08
Indian Energy Exchange Ltd.[2]	INR	318,656	540,719	0.42
Larsen & Toubro Ltd.	INR	41,499	1,078,253	0.84
Larsen & Toubro Ltd. GDR (Registered)		7,625	195,434	0.15
Multi Commodity Exchange of India Ltd.	INR	65,441	1,214,885	0.94
Sun Pharmaceutical Industries Ltd.	INR	86,091	1,089,000	0.85
			12,495,308	9.69
Indonesia (Cost $771,075)
Indofood CBP Sukses Makmur Tbk PT	IDR	1,297,800	874,813	0.68
			874,813	0.68
Kazakhstan (Cost $2,871,199)
Kaspi.KZ JSC GDR (Registered)		19,765	1,456,788	1.13
NAC Kazatomprom JSC GDR (Registered)		37,137	1,089,142	0.84
			2,545,930	1.97
Malaysia (Cost $1,603,469)
My EG Services Bhd.	MYR	7,335,254	1,570,152	1.22
			1,570,152	1.22
Mexico (Cost $6,349,067)
Fomento Economico Mexicano S.A.B. de C.V. ADR		56,401	4,952,008	3.84
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	80,900	1,396,659	1.08
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	168,300	1,395,968	1.08
			7,744,635	6.00
Peru (Cost $1,422,277)
Credicorp Ltd.		10,924	1,467,093	1.14
			1,467,093	1.14
Poland (Cost $2,330,035)
Dino Polska S.A.*,2	PLN	33,708	3,051,087	2.37
			3,051,087	2.37
Russian Federation (Cost $6,693,747)
Fix Price Group PLC GDR*,2,3,4		297,371	30	—
Fix Price Group PLC GDR (Registered)*,3		124,253	12	—
HeadHunter Group PLC ADR[3]		7,572	1	—
LUKOIL PJSC[3]	RUB	21,299	—	—
Yandex N.V., Class A*,3		24,800	2	—
			45	—
Saudi Arabia (Cost $980,406)
Saudi British Bank (The)	SAR	93,374	904,567	0.70
			904,567	0.70

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
South Korea (Cost $13,117,889)
Classys, Inc.	KRW	92,544	$1,415,638	1.10
Dentium Co. Ltd.	KRW	23,417	2,253,387	1.75
Hana Materials, Inc.	KRW	42,972	1,334,035	1.03
Hansol Chemical Co. Ltd.	KRW	15,438	2,673,502	2.07
Hugel, Inc.*	KRW	11,144	1,285,562	1.00
KoMiCo Ltd.	KRW	26,101	1,021,498	0.79
LG Chem Ltd.	KRW	1,603	906,114	0.70
SK Hynix, Inc.	KRW	35,287	2,568,211	1.99
			13,457,947	10.43
Taiwan (Cost $17,724,117)
E Ink Holdings, Inc.	TWD	278,000	1,616,009	1.25
Parade Technologies Ltd.	TWD	38,000	1,181,475	0.92
Poya International Co. Ltd.	TWD	69,000	1,200,251	0.93
Silergy Corp.	TWD	56,928	1,160,196	0.90
Sinbon Electronics Co. Ltd.	TWD	129,000	1,241,031	0.96
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	358,000	6,315,905	4.90
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		55,461	5,142,898	3.99
			17,857,765	13.85
United Arab Emirates (Cost $2,519,968)
Americana Restaurants International PLC*	AED	1,540,970	1,434,787	1.11
Emaar Properties PJSC	AED	799,846	1,212,590	0.94
			2,647,377	2.05
Total Common Stocks (Cost $126,653,191)			123,819,813	96.00
Preferred Stocks
Brazil (Cost $2,309,261)
Petroleo Brasileiro S.A. ADR, 17.056%[5]		202,383	2,088,593	1.62
			2,088,593	1.62
South Korea (Cost $1,703,196)
LG Chem Ltd., 3.295%[5]	KRW	6,378	1,591,209	1.23
			1,591,209	1.23
Total Preferred Stocks (Cost $4,012,457)			3,679,802	2.85
Total Investments (Total Cost $130,665,648)			127,499,615	98.85
Other Assets Less Liabilities			1,487,449	1.15
Net Assets			$128,987,064	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
[3]	Security is a Level 3 investment.
[4]	Restricted security that has been deemed illiquid. At January 31, 2023 the value of these restricted illiquid securities amount to $30 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Fix Price Group PLC GDR	3/10/21 - 4/20/21	$2,917,220

[5]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At January 31, 2023, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	10.1%
Consumer Discretionary	15.8
Consumer Staples	10.5
Energy	2.5
Financials	14.2
Health Care	8.9
Industrials	7.2
Information Technology	19.9
Materials	5.9
Real Estate	2.4
Utilities	1.4
Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$1,265,004	$—	$—	$1,265,004
Brazil	6,149,141	—	—	6,149,141
China	10,095,729	39,059,806	—	49,155,535
Hong Kong	—	2,633,414	—	2,633,414
India	4,968,180	7,527,128	—	12,495,308
Indonesia	—	874,813	—	874,813
Kazakhstan	—	2,545,930	—	2,545,930
Malaysia	—	1,570,152	—	1,570,152
Mexico	7,744,635	—	—	7,744,635
Peru	1,467,093	—	—	1,467,093
Poland	—	3,051,087	—	3,051,087
Russian Federation	—	—	45	45
Saudi Arabia	—	904,567	—	904,567
South Korea	—	13,457,947	—	13,457,947
Taiwan	5,142,898	12,714,867	—	17,857,765
United Arab Emirates	1,434,787	1,212,590	—	2,647,377
Total Common Stocks	38,267,467	85,552,301	45	123,819,813
Preferred Stocks
Brazil	2,088,593	—	—	2,088,593
South Korea	—	1,591,209	—	1,591,209
Total Preferred Stocks	2,088,593	1,591,209	—	3,679,802
Total Investments	$40,356,060	$87,143,510	$45	$127,499,615

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2023
Investments, at value
Common Stock
Russian Federation	$45	$—	$—	$—	$—	$—	$—	$—	$45	$—
Total	$45	$—	$—	$—	$—	$—	$—	$—	$45	$—
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2023	Valuation Technique	Unobservable Input
Common Stock	$45	Zero Priced Asset	Inputs to Model

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $164,417)
Globant S.A.*		1,000	$162,180	1.41
			162,180	1.41
Brazil (Cost $556,059)
Arezzo Industria e Comercio S.A.	BRL	9,400	162,213	1.41
MercadoLibre, Inc.*		100	118,169	1.03
TOTVS S.A.*	BRL	50,400	298,550	2.60
			578,932	5.04
China (Cost $3,448,973)
ANTA Sports Products Ltd.	HKD	14,800	224,003	1.95
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	26,300	145,003	1.26
China Merchants Bank Co. Ltd., Class H	HKD	15,500	100,617	0.88
Hongfa Technology Co. Ltd., Class A	CNH	60,600	337,008	2.94
JD.com, Inc. ADR		6,854	408,019	3.55
JD.com, Inc., Class A	HKD	461	13,714	0.12
Meituan, Class B*,2	HKD	8,750	194,939	1.70
NARI Technology Co. Ltd., Class A	CNH	28,500	111,581	0.97
NetEase, Inc. ADR		3,022	267,779	2.33
Prosus N.V.*	EUR	755	61,064	0.53
Tencent Holdings Ltd.	HKD	17,500	852,958	7.43
WuXi AppTec Co. Ltd., Class H2	HKD	26,480	342,758	2.99
Xiabuxiabu Catering Management China Holdings Co. Ltd.[2]	HKD	215,000	229,762	2.00
			3,289,205	28.65
Hong Kong (Cost $415,994)
AIA Group Ltd.	HKD	41,600	469,769	4.09
			469,769	4.09
India (Cost $1,004,738)
Alkem Laboratories Ltd.	INR	3,754	138,340	1.21
Granules India Ltd.	INR	51,294	185,394	1.61
HDFC Bank Ltd. ADR		6,391	430,498	3.75
ICICI Bank Ltd. ADR		8,083	168,369	1.47
Quess Corp. Ltd.[2]	INR	22,951	100,423	0.87
			1,023,024	8.91
Malaysia (Cost $241,809)
My EG Services Bhd.	MYR	1,518,480	325,039	2.83
			325,039	2.83
Mexico (Cost $470,491)
Fomento Economico Mexicano S.A.B. de C.V. ADR		5,104	448,131	3.90
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	22,100	183,309	1.60
			631,440	5.50

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Peru (Cost $181,505)
Credicorp Ltd.		1,404	$188,557	1.64
			188,557	1.64
Poland (Cost $317,925)
Dino Polska S.A.*,2	PLN	4,518	408,948	3.56
			408,948	3.56
Russian Federation (Cost $686,783)
Fix Price Group PLC GDR*,2,3,4		56,671	6	—
HeadHunter Group PLC ADR[5]		1,035	—	—
Yandex N.V., Class A*,5		2,600	—	—
			6	—
Saudi Arabia (Cost $168,319)
Saudi National Bank (The)	SAR	8,814	111,489	0.97
			111,489	0.97
South Korea (Cost $1,079,852)
Dentium Co. Ltd.	KRW	4,895	471,039	4.10
Hansol Chemical Co. Ltd.	KRW	2,180	377,525	3.29
Hugel, Inc.*	KRW	1,581	182,383	1.59
LG Chem Ltd.	KRW	92	52,004	0.45
SK Hynix, Inc.	KRW	2,865	208,517	1.82
			1,291,468	11.25
Taiwan (Cost $1,954,634)
Andes Technology Corp.	TWD	13,000	230,938	2.01
E Ink Holdings, Inc.	TWD	57,000	331,340	2.89
Parade Technologies Ltd.	TWD	5,000	155,457	1.35
Poya International Co. Ltd.	TWD	11,000	191,344	1.67
Silergy Corp.	TWD	8,000	163,041	1.42
Sinbon Electronics Co. Ltd.	TWD	23,000	221,269	1.93
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	30,000	529,266	4.61
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		5,607	519,937	4.53
			2,342,592	20.41
United Arab Emirates (Cost $240,346)
Abu Dhabi Islamic Bank PJSC	AED	40,505	103,967	0.91
Americana Restaurants International PLC*	AED	172,475	160,591	1.40
			264,558	2.31
Total Common Stocks (Cost $10,931,845)			11,087,207	96.57

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Preferred Stocks
South Korea (Cost $285,791)
LG Chem Ltd., 3.300%[6]	KRW	916	$228,527	1.99
			228,527	1.99
Total Preferred Stocks (Cost $285,791)			228,527	1.99
Total Investments (Total Cost $11,217,636)			11,315,734	98.56
Other Assets Less Liabilities			165,605	1.44
Net Assets			$11,481,339	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security is a Level 3 investment.
[4]	Restricted security that has been deemed illiquid. At January 31, 2023 the value of these restricted illiquid securities amount to $6 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Fix Price Group PLC GDR	3/5/21-3/10/21	$556,805

[5]	Security has been deemed worthless and is a Level 3 investment.
[6]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At January 31, 2023, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	9.7%
Consumer Discretionary	15.4
Consumer Staples	7.5
Financials	15.3
Health Care	11.5
Industrials	7.6
Information Technology	24.6
Materials	7.0
Total Investments	98.6
Other Assets Less Liabilities	1.4
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$162,180	$—	$—	$162,180
Brazil	578,932	—	—	578,932
China	675,798	2,613,407	—	3,289,205
Hong Kong	—	469,769	—	469,769
India	598,867	424,157	—	1,023,024
Malaysia	—	325,039	—	325,039
Mexico	631,440	—	—	631,440
Peru	188,557	—	—	188,557
Poland	—	408,948	—	408,948
Russian Federation	—	—	6	6
Saudi Arabia	—	111,489	—	111,489
South Korea	—	1,291,468	—	1,291,468
Taiwan	519,937	1,822,655	—	2,342,592
United Arab Emirates	160,591	103,967	—	264,558
Total Common Stocks	3,516,302	7,570,899	6	11,087,207
Preferred Stocks
South Korea	—	228,527	—	228,527
Total Investments	$3,516,302	$7,799,426	$6	$11,315,734

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2023
Investments, at value
Common Stock
Russian Federation	$6	$—	$—	$—	$—	$—	$—	$—	$6	$—
Total	$6	$—	$—	$—	$—	$—	$—	$—	$6	$—
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2023	Valuation Technique	Unobservable Input
Common Stock	$6	Zero Priced Asset	Inputs to Model

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,205,711)
Banco do Brasil S.A., 4.625%, 01/15/2025		200,000	$195,500	2.06
BRF GmbH, 4.350%, 09/29/2026		200,000	182,471	1.92
Gol Finance S.A., 8.000%, 06/30/2026		200,000	139,000	1.46
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	181,002	1.90
St Marys Cement, Inc., 5.750%, 01/28/2027		200,000	202,014	2.13
Unigel Luxembourg S.A., 8.750%, 10/01/2026		200,000	202,052	2.13
			1,102,039	11.60
Chile (Cost $200,210)
Inversiones CMPC S.A., 4.750%, 09/15/2024		200,000	198,786	2.09
			198,786	2.09
China (Cost $578,991)
ENN Energy Holdings Ltd., 4.625%, 05/17/2027		200,000	197,526	2.08
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 6.079%, 07/03/2023		210,000	208,203	2.19
Xiaomi Best Time International Ltd., 0.000%, 12/17/2027[2]		200,000	170,500	1.80
			576,229	6.07
Colombia (Cost $247,642)
Ecopetrol S.A., 4.125%, 01/16/2025		140,000	135,622	1.43
Ecopetrol S.A., 5.375%, 06/26/2026		100,000	96,630	1.02
			232,252	2.45
Czech Republic (Cost $92,097)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	100,000	101,666	1.07
			101,666	1.07
India (Cost $603,117)
ABJA Investment Co. Pte. Ltd., 5.950%, 07/31/2024		200,000	199,540	2.10
Greenko Solar Mauritius Ltd., 5.550%, 01/29/2025		200,000	191,100	2.01
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		200,000	187,660	1.98
			578,300	6.09
Indonesia (Cost $419,459)
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025		400,000	396,617	4.18
			396,617	4.18
Jordan (Cost $203,638)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	187,872	1.98
			187,872	1.98
Kuwait (Cost $211,230)
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	198,184	2.09
			198,184	2.09

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (Cost $188,514)
Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027		200,000	$184,958	1.95
			184,958	1.95
Mexico (Cost $1,143,497)
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		173,000	147,483	1.55
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		200,000	179,791	1.89
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		200,000	176,716	1.86
Petroleos Mexicanos, 6.875%, 10/16/2025		331,000	331,513	3.49
Trust Fibra Uno, 5.250%, 01/30/2026		200,000	195,040	2.06
			1,030,543	10.85
Oman (Cost $611,534)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	193,188	2.03
National Bank of Oman SAOG, 5.625%, 09/25/2023		200,000	199,284	2.10
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		200,000	199,357	2.10
			591,829	6.23
Panama (Cost $203,062)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	184,523	1.94
			184,523	1.94
Papua New Guinea (Cost $229,113)
Puma International Financing S.A., 5.125%, 10/06/2024		240,000	231,480	2.44
			231,480	2.44
Peru (Cost $200,403)
Credicorp Ltd., 2.750%, 06/17/2025		200,000	188,070	1.98
			188,070	1.98
Poland (Cost $151,465)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	130,000	105,768	1.11
			105,768	1.11
Romania (Cost $139,148)
NE Property B.V., 3.375%, 07/14/2027	EUR	150,000	143,300	1.51
			143,300	1.51
Saudi Arabia (Cost $778,169)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		256,000	250,040	2.63
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		200,000	197,730	2.08
SNB Funding Ltd., 2.750%, 10/02/2024		333,000	319,597	3.37
			767,367	8.08
South Africa (Cost $592,713)
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		200,000	152,556	1.61
Prosus N.V., 3.257%, 01/19/2027		205,000	186,111	1.96

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		200,000	$197,940	2.08
			536,607	5.65
Tanzania (Cost $206,999)
HTA Group Ltd., 7.000%, 12/18/2025		200,000	188,000	1.98
			188,000	1.98
United Arab Emirates (Cost $1,275,708)
Abu Dhabi Commercial Bank PJSC, 4.000%, 03/13/2023		213,000	212,494	2.24
ADCB Finance Cayman Ltd., 4.000%, 03/29/2023		214,000	213,307	2.24
DIB Sukuk Ltd., 3.625%, 02/06/2023		200,000	199,585	2.10
Fab Sukuk Co. Ltd., 3.625%, 03/05/2023		321,000	320,226	3.37
Mashreqbank PSC, 4.250%, 02/26/2024		322,000	316,912	3.34
			1,262,524	13.29
Zambia (Cost $197,301)
First Quantum Minerals Ltd., 6.500%, 03/01/2024		200,000	199,730	2.10
			199,730	2.10
Total Debt Securities (Cost $9,679,721)			9,186,644	96.73
Total Investments (Total Cost $9,679,721)			9,186,644	96.73
Other Assets Less Liabilities			310,270	3.27
Net Assets			$9,496,914	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
Percentages shown are based on net assets.
At January 31, 2023, the Ashmore Emerging Markets Short Duration Select Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/01/2023	Barclays	United States Dollar	345,354	Euro	318,312	$(1,307)
Subtotal Depreciation						(1,307)
Total						$(1,307)

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Select Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$6,815,329	$—	$6,815,329
Corporate Convertible Bonds	—	170,500	—	170,500
Financial Certificates	—	967,581	—	967,581
Government Agencies	—	1,048,710	—	1,048,710
Municipal Bonds	—	184,524	—	184,524
Total Debt Securities	—	9,186,644	—	9,186,644
Total Investments	$—	$9,186,644	$—	$9,186,644

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(1,307)	$—	$(1,307)
Total Other Financial Instruments	$—	$(1,307)	$—	$(1,307)

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,136,571)
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[2]		200,000	$207,144	1.17
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 3.625%, 01/15/2032[3]		200,000	167,080	0.94
St Marys Cement, Inc., 5.750%, 01/28/2027		220,000	222,215	1.26
Suzano Austria GmbH, 5.000%, 01/15/2030		225,000	214,400	1.21
Vale Overseas Ltd., 8.250%, 01/17/2034		190,000	229,126	1.29
			1,039,965	5.87
Chile (Cost $1,120,343)
Celulosa Arauco y Constitucion S.A., 4.200%, 01/29/2030		200,000	187,070	1.06
Cencosud S.A., 6.625%, 02/12/2045		200,000	197,802	1.12
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	261,300	1.47
GNL Quintero S.A., 4.634%, 07/31/2029		189,428	186,350	1.05
Inversiones CMPC S.A., 3.850%, 01/13/2030		200,000	186,300	1.05
			1,018,822	5.75
China (Cost $933,250)
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 6.079%, 07/03/2023		210,000	208,202	1.18
Huarong Finance 2019 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.125%), 5.824%, 02/24/2023		200,000	198,940	1.12
Tencent Holdings Ltd., 3.975%, 04/11/2029		200,000	189,444	1.07
Xiaomi Best Time International Ltd., 0.000%, 12/17/2027[4]		400,000	341,000	1.92
			937,586	5.29
Czech Republic (Cost $264,664)
CETIN Group N.V., 3.125%, 04/14/2027	EUR	275,000	279,581	1.58
			279,581	1.58
Hong Kong (Cost $201,666)
Phoenix Lead Ltd., 4.850%, 08/23/2023		200,000	178,100	1.00
			178,100	1.00
India (Cost $1,420,919)
ABJA Investment Co. Pte. Ltd., 5.450%, 01/24/2028		200,000	193,928	1.10
Bharti Airtel Ltd., 4.375%, 06/10/2025		200,000	195,577	1.10
Bharti Airtel Ltd., 3.250%, 06/03/2031		200,000	172,213	0.97
Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032		200,000	173,920	0.98
NTPC Ltd., 4.500%, 03/19/2028		200,000	193,761	1.09
Power Finance Corp. Ltd., 4.500%, 06/18/2029		240,000	223,121	1.26
Reliance Industries Ltd., 2.875%, 01/12/2032		250,000	208,008	1.17
			1,360,528	7.67
Indonesia (Cost $1,306,687)
Freeport Indonesia PT, 4.763%, 04/14/2027		200,000	194,586	1.10
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025		200,000	198,309	1.12

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Minejesa Capital B.V., 4.625%, 08/10/2030		385,000	$355,740	2.00
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	207,044	1.17
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	194,215	1.09
			1,149,894	6.48
Israel (Cost $1,347,407)
Bank Hapoalim B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.155%), 3.255%, 01/21/2032[2,3]		200,000	176,116	0.99
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,3]		245,000	222,788	1.26
Leviathan Bond Ltd., 6.750%, 06/30/2030[3]		135,000	131,104	0.74
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[2,3]		310,000	278,845	1.57
Teva Pharmaceutical Finance Netherlands II B.V., 4.375%, 05/09/2030	EUR	200,000	186,951	1.05
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		200,000	201,144	1.14
			1,196,948	6.75
Kazakhstan (Cost $281,426)
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		211,000	180,405	1.02
			180,405	1.02
Kuwait (Cost $713,887)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	206,600	1.17
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[2]		490,000	461,443	2.60
			668,043	3.77
Malaysia (Cost $189,768)
Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027		200,000	184,958	1.04
			184,958	1.04
Mexico (Cost $3,034,247)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		205,000	207,886	1.17
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		173,000	147,482	0.83
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		420,000	420,924	2.37
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		200,000	190,100	1.07
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031		200,000	155,500	0.88
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		244,245	238,507	1.35
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		300,000	255,942	1.44
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.750%, 01/15/2051		275,000	215,649	1.22
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		187,963	182,526	1.03
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	335,971	1.90

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Trust Fibra Uno, 4.869%, 01/15/2030		325,000	$298,350	1.68
			2,648,837	14.94
Panama (Cost $798,548)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		290,000	257,245	1.45
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	190,256	1.07
Telecomunicaciones Digitales S.A., 4.500%, 01/30/2030		280,000	249,900	1.41
			697,401	3.93
Peru (Cost $922,776)
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.450%), 3.250%, 09/30/2031[2]		300,000	265,950	1.50
InRetail Consumer, 3.250%, 03/22/2028		250,000	215,885	1.22
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	187,019	1.05
Minsur S.A., 4.500%, 10/28/2031		200,000	178,482	1.01
			847,336	4.78
Poland (Cost $209,220)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	175,000	142,380	0.80
			142,380	0.80
Qatar (Cost $403,538)
Doha Finance Ltd., 2.375%, 03/31/2026		200,000	182,540	1.03
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 5.882%, 02/07/2025		200,000	200,326	1.13
			382,866	2.16
Romania (Cost $399,445)
NE Property B.V., 1.875%, 10/09/2026	EUR	375,000	345,631	1.95
			345,631	1.95
Saudi Arabia (Cost $1,130,019)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		304,390	289,530	1.63
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		200,000	195,344	1.10
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		400,000	347,408	1.96
Saudi Arabian Oil Co., 4.250%, 04/16/2039		260,000	239,200	1.35
			1,071,482	6.04
Singapore (Cost $251,069)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[2]		250,000	236,211	1.33
			236,211	1.33
South Africa (Cost $1,147,154)
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		200,000	179,738	1.01
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		290,000	297,678	1.68
Prosus N.V., 3.680%, 01/21/2030		400,000	346,000	1.95
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		200,000	197,940	1.12
			1,021,356	5.76

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Korea (Cost $393,333)
Kyobo Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.887%), 5.900%, 06/15/2052[2]		200,000	$193,950	1.10
Shinhan Bank Co. Ltd., 4.375%, 04/13/2032		200,000	182,980	1.03
			376,930	2.13
Thailand (Cost $689,265)
Bangkok Bank PCL, 9.025%, 03/15/2029		190,000	216,066	1.22
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		255,000	212,979	1.20
GC Treasury Center Co. Ltd., 4.400%, 03/30/2032		200,000	183,848	1.04
			612,893	3.46
United Arab Emirates (Cost $774,672)
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	340,976	1.92
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[2]		200,000	192,500	1.09
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		193,306	157,906	0.89
			691,382	3.90
Total Debt Securities (Cost $19,069,874)			17,269,535	97.40
Total Investments in Securities (Cost $19,069,874)			17,269,535	97.40
Total Investments (Total Cost $19,069,874)			17,269,535	97.40
Other Assets Less Liabilities			461,886	2.60
Net Assets			$17,731,421	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Zero coupon bond.
Percentages shown are based on net assets.
At January 31, 2023, the Ashmore Emerging Markets Investment Grade Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/01/2023	Citibank	United States Dollar	46,148	Euro	42,297	$84
Subtotal Appreciation						84

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/01/2023	Barclays	United States Dollar	918,051	Euro	846,167	$(3,474)
Subtotal Depreciation						(3,474)
Total						$(3,390)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Investment Grade Income Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$13,650,641	$—	$13,650,641
Corporate Convertible Bonds	—	1,208,849	—	1,208,849
Financial Certificates	—	736,646	—	736,646
Government Agencies	—	1,673,399	—	1,673,399
Total Debt Securities	—	17,269,535	—	17,269,535
Total Investments	$—	$17,269,535	$—	$17,269,535

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$84	$—	$84
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(3,474)	—	(3,474)
Total Other Financial Instruments	$—	$(3,390)	$—	$(3,390)

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,423,163)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[2]		290,000	$263,069	3.57
Klabin Austria GmbH, 7.000%, 04/03/2049		230,000	232,760	3.16
MARB BondCo PLC, 3.950%, 01/29/2031		300,000	236,274	3.20
Oi S.A., 10.000%, 07/27/2025[3]		290,000	29,145	0.40
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	208,718	2.83
			969,966	13.16
Chile (Cost $194,843)
VTR Finance N.V., 6.375%, 07/15/2028		200,000	82,440	1.12
			82,440	1.12
China (Cost $1,404,342)
Central China Real Estate Ltd., 7.250%, 08/13/2024		300,000	95,600	1.30
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[4]		280,000	47,591	0.65
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025[4]		280,000	50,521	0.68
Sunac China Holdings Ltd., 7.500%, 02/01/2024[4]		260,000	73,775	1.00
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[4]		290,000	25,311	0.34
			292,798	3.97
Ecuador (Cost $278,511)
International Airport Finance S.A., 12.000%, 03/15/2033		283,611	284,448	3.86
			284,448	3.86
Guatemala (Cost $176,071)
Millicom International Cellular S.A., 5.125%, 01/15/2028		180,000	160,274	2.17
			160,274	2.17
India (Cost $864,167)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		382,000	339,919	4.61
Greenko Power II Ltd., 4.300%, 12/13/2028		191,000	164,394	2.23
India Green Energy Holdings, 5.375%, 04/29/2024		350,000	339,600	4.61
			843,913	11.45
Indonesia (Cost $151,253)
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		200,000	173,804	2.36
			173,804	2.36
Israel (Cost $483,834)
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,5]		200,000	181,868	2.46
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		270,000	249,764	3.39
			431,632	5.85
Kuwait (Cost $429,716)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	206,600	2.80

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Kuwait (continued)
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[2]		200,000	$188,344	2.56
			394,944	5.36
Mexico (Cost $1,216,013)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[2]		260,000	267,192	3.63
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		240,000	228,120	3.09
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031		200,000	155,500	2.11
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		200,000	183,414	2.49
Trust Fibra Uno, 6.390%, 01/15/2050		220,000	193,380	2.62
			1,027,606	13.94
Panama (Cost $198,958)
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	190,256	2.58
			190,256	2.58
Peru (Cost $185,691)
Intercorp Peru Ltd., 3.875%, 08/15/2029		200,000	166,695	2.26
			166,695	2.26
Poland (Cost $100,487)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	100,000	81,360	1.10
			81,360	1.10
Qatar (Cost $282,446)
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 5.882%, 02/07/2025		280,000	280,456	3.80
			280,456	3.80
Romania (Cost $207,327)
NE Property B.V., 1.875%, 10/09/2026	EUR	170,000	156,686	2.13
			156,686	2.13
Russian Federation (Cost $184,629)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[4,6]		200,000	—	—
			—	—
South Africa (Cost $590,454)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[2]		200,000	189,492	2.57
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		210,000	213,150	2.89
Prosus N.V., 3.680%, 01/21/2030		200,000	173,000	2.35
			575,642	7.81
Turkey (Cost $198,788)
Zorlu Yenilenebilir Enerji A.S., 9.000%, 06/01/2026		200,000	166,254	2.26
			166,254	2.26

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United Arab Emirates (Cost $723,362)
DIB Sukuk Ltd., 2.950%, 01/16/2026		240,000	$226,560	3.07
DP World Ltd., 6.850%, 07/02/2037		200,000	226,053	3.07
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[2]		200,000	200,000	2.71
			652,613	8.85
Total Debt Securities (Cost $9,294,055)			6,931,787	94.03
Total Investments in Securities (Cost $9,294,055)			6,931,787	94.03
Total Investments (Total Cost $9,294,055)			6,931,787	94.03
Other Assets Less Liabilities			439,866	5.97
Net Assets			$7,371,653	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[6]	Security has been deemed worthless and is a Level 3 investment.
Percentages shown are based on net assets.
At January 31, 2023, the Ashmore Emerging Markets Corporate Income ESG Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/01/2023	Barclays	United States Dollar	236,034	Euro	217,552	$(893)
Subtotal Depreciation						(893)
Total						$(893)

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income ESG Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$5,193,705	$—	$5,193,705
Corporate Convertible Bonds	—	866,672	—	866,672
Financial Certificates	—	707,016	—	707,016
Government Agencies	—	164,394	—	164,394
Total Debt Securities	—	6,931,787	—	6,931,787
Total Investments	$—	$6,931,787	$—	$6,931,787

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(893)	$—	$(893)
Total Other Financial Instruments	$—	$(893)	$—	$(893)

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2023 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended January 31, 2023:
Category and Subcategory	Beginning Balance at 10/31/2022	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2023	Change in Unrealized Appreciation (Depreciation) from Investments still held 01/31/2023
Investments, at value
Corporate Bonds
Russian Federation	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2023:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 01/31/2023	Valuation Technique	Unobservable Input
Corporate Bonds	$—	Zero Priced Asset	Inputs to Model